PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 2.4%
23,584
(1)
Advantage Solutions,
Inc.
$ 66,979
0.0
7,472
(1)
AMC Networks, Inc. -
Class A
88,020
0.0
3,503
(1)
Anterix, Inc.
109,924
0.0
19,745
(1)(2)
AST SpaceMobile, Inc.
75,031
0.0
13,379
(1)
Atlanta Braves
Holdings, Inc. - Class C
478,032
0.1
3,044
ATN International, Inc.
96,069
0.0
5,823
(1)
Bandwidth, Inc. - Class
A
65,625
0.0
6,022
(1)
Boston Omaha Corp. -
Class A
98,701
0.0
24,901
(1)
Bumble, Inc. - Class A
371,523
0.1
8,411
(1)
Cardlytics, Inc.
138,781
0.0
24,349
(1)
Cargurus, Inc.
426,594
0.1
16,582
(1)
Cars.com, Inc.
279,573
0.1
32,758
(1)
Charge Enterprises, Inc.
16,287
0.0
27,101
(1)
Cinemark Holdings, Inc.
497,303
0.1
93,165
(1)
Clear Channel Outdoor
Holdings, Inc.
147,201
0.0
10,567  Cogent
Communications
Holdings, Inc.
654,097
0.1
19,242
(1)
Consolidated
Communications
Holdings, Inc.
65,808
0.0
380
(1)
Daily Journal Corp.
111,720
0.0
12,620
(1)
DHI Group, Inc.
38,617
0.0
8,744
(1)
EchoStar Corp. - Class
A
146,462
0.0
16,099  Entravision
Communications Corp.
- Class A
58,761
0.0
19,670
(1)
Eventbrite, Inc. - Class
A
193,946
0.0
5,237
(1)
EverQuote, Inc. - Class
A
37,864
0.0
14,929
(1)
EW Scripps Co. - Class
A
81,811
0.0
69,877
(1)(2)
fuboTV, Inc.
186,572
0.0
35,534
(1)
Gannett Co., Inc.
87,058
0.0
171,503
(1)
Globalstar, Inc.
224,669
0.1
16,123
(1)
Gogo, Inc.
192,347
0.0
20,828
Gray Television, Inc.
144,130
0.0
10,391
(1)
Grindr, Inc.
59,748
0.0
3,975
(1)
IDT Corp. - Class B
87,649
0.0
26,305
(1)
iHeartMedia, Inc. -
Class A
83,124
0.0
11,753
(1)
IMAX Corp.
227,068
0.1
11,223
(1)
Integral Ad Science
Holding Corp.
133,441
0.0
10,718  John Wiley & Sons, Inc.
- Class A
398,388
0.1
45,044
(1)
Liberty Latin America
Ltd. - Class C
367,559
0.1
14,620
(1)
Lions Gate
Entertainment Corp. -
Class A
123,978
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
28,777
(1)
Lions Gate
Entertainment Corp. -
Class B
$ 226,475
0.1
246,108
(1)
Lumen Technologies,
Inc.
349,473
0.1
10,624
(1)
Madison Square
Garden Entertainment
Corp.
349,636
0.1
32,684
(1)
Magnite, Inc.
246,437
0.1
6,427
(2)
Marcus Corp.
99,619
0.0
5,801
(1)
MediaAlpha, Inc. -
Class A
47,916
0.0
36,170
(1)
Nextdoor Holdings, Inc.
65,829
0.0
6,517
(1)
Ooma, Inc.
84,786
0.0
11,416
(1)
Outbrain, Inc.
55,596
0.0
21,641
(1)
Playstudios, Inc.
68,818
0.0
10,616
(1)
PubMatic, Inc. - Class A
128,454
0.0
13,003
(1)
QuinStreet, Inc.
116,637
0.0
6,947
Scholastic Corp.
264,959
0.1
12,065  Shenandoah
Telecommunications
Co.
248,660
0.1
6,005
Shutterstock, Inc.
228,490
0.1
8,659
(2)
Sinclair, Inc.
97,154
0.0
6,442
(1)
Sphere Entertainment
Co.
239,385
0.1
4,822
Spok Holdings, Inc.
68,810
0.0
20,748
(1)
Stagwell, Inc.
97,308
0.0
6,750
(1)
TechTarget, Inc.
204,930
0.1
49,950
TEGNA, Inc.
727,771
0.1
24,424  Telephone and Data
Systems, Inc.
447,203
0.1
7,732
(1)
Thryv Holdings, Inc.
145,130
0.0
30,106
(1)(2)
Tingo Group, Inc.
30,859
0.0
3,573  Townsquare Media, Inc.
- Class A
31,157
0.0
25,472
(1)
TrueCar, Inc.
52,727
0.0
37,699
(1)
Vimeo, Inc.
133,454
0.0
5,877
(1)
Vivid Seats, Inc. - Class
A
37,730
0.0
13,405
(1)
WideOpenWest, Inc.
102,548
0.0
16,619
(1)
Yelp, Inc.
691,184
0.1
11,442
(1)
Ziff Davis, Inc.
728,741
0.1
17,332
(1)
ZipRecruiter, Inc. -
Class A
207,811
0.1
13,286,147
2.4
Consumer Discretionary : 10.4%
6,932
(1)
1-800-Flowers.com, Inc.
- Class A
48,524
0.0
19,974
(1)
2U, Inc.
49,336
0.0
8,124
Aaron's Co., Inc.
85,058
0.0
12,040
(1)
Abercrombie & Fitch
Co. - Class A
678,695
0.1
18,481  Academy Sports &
Outdoors, Inc.
873,597
0.2
14,858
(1)
Accel Entertainment,
Inc.
162,695
0.0
7,864  Acushnet Holdings
Corp.
417,107
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
23,276
(1)
Adient PLC
$ 854,229
0.2
10,860
(1)
Adtalem Global
Education, Inc.
465,351
0.1
24,586
(1)
Allbirds, Inc. - Class A
27,290
0.0
28,035
(1)
American Axle &
Manufacturing Holdings,
Inc.
203,534
0.0
44,479  American Eagle
Outfitters, Inc.
738,796
0.1
1,522
(1)(2)
America's Car-Mart, Inc.
138,487
0.0
25,297
(1)
AMMO, Inc.
51,100
0.0
21,856
Arko Corp.
156,270
0.0
5,106
(1)
Asbury Automotive
Group, Inc.
1,174,737
0.2
3,535
(1)(2)
Atmus Filtration
Technologies, Inc.
73,705
0.0
8,144
(1)
Bally's Corp.
106,768
0.0
34,252
(1)
BARK, Inc.
41,102
0.0
7,362
(1)
Beazer Homes USA,
Inc.
183,387
0.0
6,893
Big Lots, Inc.
35,223
0.0
5,702
(1)
BJ's Restaurants, Inc.
133,769
0.0
21,516
Bloomin' Brands, Inc.
529,078
0.1
2,795  Bluegreen Vacations
Holding Corp.
102,521
0.0
7,325
(1)
Boot Barn Holdings, Inc.
594,717
0.1
7,659
(1)(2)
Bowlero Corp. - Class A
73,680
0.0
10,703
(1)
Brinker International,
Inc.
338,108
0.1
7,436
Buckle, Inc.
248,288
0.1
3,274  Build-A-Bear Workshop,
Inc.
96,288
0.0
8,657
Caleres, Inc.
248,975
0.1
10,237  Camping World
Holdings, Inc. - Class A
208,937
0.0
14,333
(1)
CarParts.com, Inc.
59,052
0.0
3,554
Carriage Services, Inc.
100,401
0.0
9,399
(1)
Carrols Restaurant
Group, Inc.
61,939
0.0
23,558
(1)
Carvana Co.
988,965
0.2
2,183
(1)
Cavco Industries, Inc.
579,936
0.1
8,538
(1)
Century Casinos, Inc.
43,800
0.0
7,035  Century Communities,
Inc.
469,797
0.1
11,823  Cheesecake Factory,
Inc.
358,237
0.1
29,357
(1)
Chegg, Inc.
261,864
0.1
30,445
(1)
Chico's FAS, Inc.
227,729
0.1
3,078
(1)
Children's Place, Inc.
83,198
0.0
4,801
(1)
Chuy's Holdings, Inc.
170,820
0.0
7,270
Clarus Corp.
54,961
0.0
5,639
(1)(2)
ContextLogic, Inc. -
Class A
24,868
0.0
4,199
(1)
Cooper-Standard
Holdings, Inc.
56,351
0.0
31,585
(1)
Coursera, Inc.
590,324
0.1
5,485  Cracker Barrel Old
Country Store, Inc.
368,592
0.1
11,832
(2)
Cricut, Inc. - Class A
109,919
0.0
31,515
Dana, Inc.
462,325
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,063
(1)
Dave & Buster's
Entertainment, Inc.
$ 335,965
0.1
14,407
(1)
Denny's Corp.
122,027
0.0
12,846  Designer Brands, Inc. -
Class A
162,630
0.0
15,338
(1)
Destination XL Group,
Inc.
68,714
0.0
864
Dillard's, Inc. - Class A
285,820
0.1
3,780  Dine Brands Global,
Inc.
186,921
0.0
6,557
(1)
Dorman Products, Inc.
496,758
0.1
6,073
(1)(2)
Dream Finders Homes,
Inc. - Class A
135,003
0.0
7,006
(1)
Duolingo, Inc.
1,162,085
0.2
7,621  El Pollo Loco Holdings,
Inc.
68,208
0.0
5,747  Ethan Allen Interiors,
Inc.
171,835
0.0
8,348
(1)
European Wax Center,
Inc. - Class A
135,238
0.0
21,528
(1)
Everi Holdings, Inc.
284,600
0.1
25,095
(1)(2)
EVgo, Inc.
84,821
0.0
31,689
(1)
Figs, Inc. - Class A
186,965
0.0
4,696
(1)
First Watch Restaurant
Group, Inc.
81,194
0.0
48,029
(1)(2)
Fisker, Inc.
308,346
0.1
19,893
Foot Locker, Inc.
345,144
0.1
12,421
(1)
Fossil Group, Inc.
25,587
0.0
10,447
(1)
Fox Factory Holding
Corp.
1,035,089
0.2
20,041
(1)
Frontdoor, Inc.
613,054
0.1
9,257
(1)
Full House Resorts, Inc.
39,527
0.0
8,574
(1)
Funko, Inc. - Class A
65,591
0.0
3,242
(1)
Genesco, Inc.
99,918
0.0
8,179
(1)
Gentherm, Inc.
443,793
0.1
10,532
(1)
G-III Apparel Group Ltd.
262,457
0.1
8,629
(1)
Global Business Travel
Group I
47,460
0.0
4,984  Golden Entertainment,
Inc.
170,353
0.0
68,883
(1)
Goodyear Tire &
Rubber Co.
856,216
0.2
31,552
(1)
GoPro, Inc. - Class A
99,073
0.0
887  Graham Holdings Co. -
Class B
517,121
0.1
6,502
(1)
Green Brick Partners,
Inc.
269,898
0.1
3,435  Group 1 Automotive,
Inc.
923,019
0.2
14,303
(1)
GrowGeneration Corp.
41,765
0.0
7,706
Guess?, Inc.
166,758
0.0
84,685
Hanesbrands, Inc.
335,353
0.1
3,764  Haverty Furniture Cos.,
Inc.
108,328
0.0
5,863
(1)
Helen of Troy Ltd.
683,391
0.1
3,167
Hibbett, Inc.
150,464
0.0
20,005
(1)
Hilton Grand Vacations,
Inc.
814,204
0.2
13,287
(1)
Holley, Inc.
66,302
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,409  Hooker Furnishings
Corp.
$ 66,305
0.0
1,215
(1)
Hovnanian Enterprises,
Inc. - Class A
123,517
0.0
5,773
(1)
Inspired Entertainment,
Inc.
69,045
0.0
5,856  Installed Building
Products, Inc.
731,356
0.1
26,305  International Game
Technology PLC
797,568
0.2
6,775
(1)
iRobot Corp.
256,773
0.1
5,153
Jack in the Box, Inc.
355,866
0.1
1,485  Johnson Outdoors, Inc.
- Class A
81,215
0.0
17,791
KB Home
823,368
0.2
13,535
Kontoor Brands, Inc.
594,322
0.1
21,458
(2)
Krispy Kreme, Inc.
267,581
0.1
1,429
(1)
Kura Sushi USA, Inc. -
Class A
94,486
0.0
3,875
(1)
Lands' End, Inc.
28,946
0.0
10,523
(1)
Latham Group, Inc.
29,464
0.0
32,241  Laureate Education,
Inc.
454,598
0.1
10,587
La-Z-Boy, Inc.
326,927
0.1
6,096
LCI Industries
715,792
0.1
2,845
(1)
Legacy Housing Corp.
55,221
0.0
43,396
(1)
Leslie's, Inc.
245,621
0.1
5,139
(1)
LGI Homes, Inc.
511,279
0.1
10,722
(1)
Life Time Group
Holdings, Inc.
163,082
0.0
22,356
(1)
Light & Wonder, Inc.
1,594,654
0.3
5,523
(1)
Lincoln Educational
Services Corp.
46,669
0.0
8,594
(1)
Lindblad Expeditions
Holdings, Inc.
61,877
0.0
2,946
(1)
Livewire Group, Inc.
20,416
0.0
3,365
(1)
Lovesac Co.
67,031
0.0
66,501
(1)(2)
Luminar Technologies,
Inc.
302,580
0.1
6,499
(1)
M/I Homes, Inc.
546,176
0.1
5,203
(1)
Malibu Boats, Inc. -
Class A
255,051
0.1
5,235
(1)
MarineMax, Inc.
171,813
0.0
4,591
(1)
MasterCraft Boat
Holdings, Inc.
102,012
0.0
14,054
MDC Holdings, Inc.
579,446
0.1
8,875
Meritage Homes Corp.
1,086,211
0.2
12,592
(1)
Modine Manufacturing
Co.
576,084
0.1
3,390  Monarch Casino &
Resort, Inc.
210,519
0.0
11,340
(1)
Mondee Holdings, Inc.
40,484
0.0
7,918
Monro, Inc.
219,883
0.0
3,908
Movado Group, Inc.
106,884
0.0
955
Nathan's Famous, Inc.
67,480
0.0
19,473
(1)
National Vision
Holdings, Inc.
315,073
0.1
15,147
(1)
Nerdy, Inc.
56,044
0.0
8,339
(1)
ODP Corp.
384,845
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
19,481
(1)
OneSpaWorld Holdings
Ltd.
$ 218,577
0.0
3,129
(1)
OneWater Marine, Inc.
- Class A
80,165
0.0
10,967
(1)
Overstock.com, Inc.
173,498
0.0
3,739
Oxford Industries, Inc.
359,430
0.1
8,126  Papa John's
International, Inc.
554,356
0.1
5,296
Patrick Industries, Inc.
397,518
0.1
16,769  Perdoceo Education
Corp.
286,750
0.1
5,200
PetMed Express, Inc.
53,300
0.0
9,455
(1)
PlayAGS, Inc.
61,647
0.0
10,355
(1)
Portillo's, Inc. - Class A
159,363
0.0
6,901
(1)
Potbelly Corp.
53,828
0.0
15,833
Purple Innovation, Inc.
27,074
0.0
2,197  RCI Hospitality
Holdings, Inc.
133,270
0.0
4,036
(1)
Red Robin Gourmet
Burgers, Inc.
32,449
0.0
11,724  Red Rock Resorts, Inc.
- Class A
480,684
0.1
13,504
Rent-A-Center, Inc.
397,693
0.1
10,177
(1)(2)
Revolve Group, Inc.
138,509
0.0
23,453
(1)
Rover Group, Inc.
146,816
0.0
16,594
(1)
Rush Street Interactive,
Inc.
76,664
0.0
26,394
(1)
Sally Beauty Holdings,
Inc.
221,182
0.0
5,778
(1)
Savers Value Village,
Inc.
107,875
0.0
9,053
(1)
SeaWorld
Entertainment, Inc.
418,701
0.1
9,281
(1)
Shake Shack, Inc. -
Class A
538,948
0.1
4,514
Shoe Carnival, Inc.
108,471
0.0
11,036
Signet Jewelers Ltd.
792,495
0.2
17,488
(1)
Six Flags Entertainment
Corp.
411,143
0.1
13,216
(1)
Skyline Champion Corp.
842,124
0.2
5,349
(1)
Sleep Number Corp.
131,532
0.0
11,617  Smith & Wesson
Brands, Inc.
149,976
0.0
5,270
(1)
Snap One Holdings
Corp.
48,695
0.0
38,164
(1)
Solid Power, Inc.
77,091
0.0
5,871
(1)
Solo Brands, Inc. -
Class A
29,942
0.0
4,068  Sonic Automotive, Inc. -
Class A
194,288
0.0
31,496
(1)
Sonos, Inc.
406,613
0.1
10,366
(1)
Sportsman's
Warehouse Holdings,
Inc.
46,543
0.0
5,374  Standard Motor
Products, Inc.
180,674
0.0
18,629
Steven Madden Ltd.
591,843
0.1
21,247
(1)
Stitch Fix, Inc. - Class A
73,302
0.0
6,620
(1)
Stoneridge, Inc.
132,863
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
5,696  Strategic Education,
Inc.
$ 428,624
0.1
10,366
(1)
Stride, Inc.
466,781
0.1
4,363
Sturm Ruger & Co., Inc.
227,400
0.0
34,002
(1)
Super Group SGHC
Ltd.
125,467
0.0
23,510
(1)
Sweetgreen, Inc. -
Class A
276,243
0.1
7,713
(1)
Target Hospitality Corp.
122,482
0.0
25,740
(1)
Taylor Morrison Home
Corp.
1,096,781
0.2
17,845
(1)
ThredUp, Inc. - Class A
71,558
0.0
7,004
(1)
Tilly's, Inc. - Class A
56,873
0.0
34,756
(1)(2)
Topgolf Callaway
Brands Corp.
481,023
0.1
8,932
(1)
Traeger, Inc.
24,384
0.0
24,551
(1)
Tri Pointe Homes, Inc.
671,470
0.1
20,884
(1)
Udemy, Inc.
198,398
0.0
9,573
(1)
Universal Technical
Institute, Inc.
80,222
0.0
15,857
(1)
Urban Outfitters, Inc.
518,365
0.1
7,291
(1)
Vera Bradley, Inc.
48,194
0.0
13,879
(1)
Vista Outdoor, Inc.
459,673
0.1
6,846
(1)
Visteon Corp.
945,227
0.2
18,471
(1)
Vizio Holding Corp. -
Class A
99,928
0.0
20,871
(1)
Warby Parker, Inc. -
Class A
274,662
0.1
717
Winmark Corp.
267,534
0.1
7,348  Winnebago Industries,
Inc.
436,839
0.1
19,719  Wolverine World Wide,
Inc.
158,935
0.0
52,218
(1)(2)
Workhorse Group, Inc.
21,639
0.0
13,222
(1)
WW International, Inc.
146,368
0.0
5,517
(1)(2)
XPEL, Inc.
425,416
0.1
6,016
(1)
Xponential Fitness, Inc.
- Class A
93,248
0.0
3,980
(1)
Zumiez, Inc.
70,844
0.0
57,903,459
10.4
Consumer Staples : 3.5%
8,086
Andersons, Inc.
416,510
0.1
17,283
(2)
B&G Foods, Inc.
170,929
0.0
20,374
(1)
Beauty Health Co.
122,651
0.0
32,759
(1)
BellRing Brands, Inc.
1,350,654
0.3
44,883
(1)
Benson Hill, Inc.
14,879
0.0
14,648
(1)(2)
Beyond Meat, Inc.
140,914
0.0
9,332
(1)(2)
BRC, Inc. - Class A
33,502
0.0
4,369
Calavo Growers, Inc.
110,230
0.0
9,393
Cal-Maine Foods, Inc.
454,809
0.1
676
(1)
Central Garden & Pet
Co.
29,839
0.0
11,803
(1)
Central Garden & Pet
Co. - Class A
473,182
0.1
8,636
(1)
Chefs' Warehouse, Inc.
182,910
0.0
1,163  Coca-Cola
Consolidated, Inc.
740,040
0.1
17,518
Dole PLC
202,858
0.0
10,369
(1)
Duckhorn Portfolio, Inc.
106,386
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
12,908  Edgewell Personal Care
Co.
$ 477,080
0.1
12,920
(1)
elf Beauty, Inc.
1,419,004
0.3
17,361
Energizer Holdings, Inc.
556,246
0.1
8,507  Fresh Del Monte
Produce, Inc.
219,821
0.0
21,577
(1)
Hain Celestial Group,
Inc.
223,753
0.0
24,235
(1)
Herbalife Ltd.
339,048
0.1
11,901
(1)
HF Foods Group, Inc.
47,247
0.0
32,745
(1)
Hostess Brands, Inc.
1,090,736
0.2
3,629  Ingles Markets, Inc. -
Class A
273,373
0.1
4,462
Inter Parfums, Inc.
599,425
0.1
3,753  J & J Snack Foods
Corp.
614,178
0.1
2,242  John B Sanfilippo &
Son, Inc.
221,510
0.0
4,788
Lancaster Colony Corp.
790,164
0.2
4,869
Limoneira Co.
74,593
0.0
2,698
Medifast, Inc.
201,945
0.0
3,831
MGP Ingredients, Inc.
404,094
0.1
12,371
(1)
Mission Produce, Inc.
119,751
0.0
5,767
(1)
National Beverage
Corp.
271,164
0.1
3,838
(1)
Nature's Sunshine
Products, Inc.
63,596
0.0
12,328  Nu Skin Enterprises,
Inc. - Class A
261,477
0.1
1,293
Oil-Dri Corp. of America
79,843
0.0
6,319
PriceSmart, Inc.
470,323
0.1
38,796
Primo Water Corp.
535,385
0.1
1,496
(1)
Seneca Foods Corp. -
Class A
80,530
0.0
22,171
(1)
Simply Good Foods Co.
765,343
0.1
11,822
(1)
Sovos Brands, Inc.
266,586
0.1
8,929
SpartanNash Co.
196,438
0.0
25,501
(1)
Sprouts Farmers
Market, Inc.
1,091,443
0.2
23,664
(1)
SunOpta, Inc.
79,748
0.0
3,439
(1)
Thorne HealthTech, Inc.
35,043
0.0
12,668
(1)
TreeHouse Foods, Inc.
552,071
0.1
4,535  Turning Point Brands,
Inc.
104,713
0.0
14,578
(1)
United Natural Foods,
Inc.
206,133
0.0
6,349
Universal Corp.
299,736
0.1
2,855
(1)
USANA Health
Sciences, Inc.
167,332
0.0
17,749
Utz Brands, Inc.
238,369
0.1
36,407
Vector Group Ltd.
387,370
0.1
7,030
(1)
Vita Coco Co., Inc.
183,061
0.0
7,562
(1)
Vital Farms, Inc.
87,568
0.0
8,794
(1)(2)
Waldencast PLC - Class
A
82,839
0.0
3,350
WD-40 Co.
680,854
0.1
4,225
Weis Markets, Inc.
266,175
0.1
7,424
(1)
Westrock Coffee Co.
65,777
0.0
19,741,178
3.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy : 8.4%
8,927
(1)
Amplify Energy Corp.
$ 65,613
0.0
34,033
Archrock, Inc.
428,816
0.1
10,369
Ardmore Shipping Corp.
134,901
0.0
4,183  Atlas Energy Solutions,
Inc. - Class A
92,988
0.0
19,877
Berry Corp.
162,991
0.0
55,005
(1)
Borr Drilling Ltd.
390,535
0.1
5,923
(1)
Bristow Group, Inc.
166,851
0.0
15,674
Cactus, Inc. - Class A
786,992
0.1
17,601  California Resources
Corp.
985,832
0.2
14,936
(1)
Callon Petroleum Co.
584,296
0.1
3,056
(1)
Centrus Energy Corp. -
Class A
173,459
0.0
48,719
ChampionX Corp.
1,735,371
0.3
10,207
Chord Energy Corp.
1,654,248
0.3
17,030
(2)
Civitas Resources, Inc.
1,377,216
0.3
41,826
(1)
Clean Energy Fuels
Corp.
160,194
0.0
38,842
(1)
CNX Resources Corp.
877,052
0.2
22,841  Comstock Resources,
Inc.
251,936
0.1
8,230
CONSOL Energy, Inc.
863,409
0.2
11,466
Core Laboratories, Inc.
275,299
0.1
9,845  Crescent Energy Co. -
Class A
124,441
0.0
7,331
CVR Energy, Inc.
249,474
0.1
16,318
Delek US Holdings, Inc.
463,594
0.1
12,415
(1)
Denbury, Inc.
1,216,794
0.2
34,414
DHT Holdings, Inc.
354,464
0.1
25,465
(1)
Diamond Offshore
Drilling, Inc.
373,826
0.1
4,998
(1)
DMC Global, Inc.
122,301
0.0
7,997
Dorian LPG Ltd.
229,754
0.0
8,833
(1)
Dril-Quip, Inc.
248,826
0.1
14,015
(1)
Earthstone Energy, Inc.
- Class A
283,664
0.1
36,419
(1)
Encore Energy Corp.
118,726
0.0
38,599
(1)
Energy Fuels, Inc./
Canada
317,284
0.1
7,585
(2)
Enviva, Inc.
56,660
0.0
107,085  Equitrans Midstream
Corp.
1,003,386
0.2
8,902  Evolution Petroleum
Corp.
60,890
0.0
4,774  Excelerate Energy, Inc.
- Class A
81,349
0.0
21,687
(1)
Expro Group Holdings
NV
503,789
0.1
7,414
FLEX LNG Ltd.
223,606
0.0
2,778
(1)
Forum Energy
Technologies, Inc.
66,728
0.0
57,511
(1)(2)
Gevo, Inc.
68,438
0.0
25,013
Golar LNG Ltd.
606,815
0.1
7,040  Granite Ridge
Resources, Inc.
42,944
0.0
14,197
(1)
Green Plains, Inc.
427,330
0.1
2,573
(1)
Gulfport Energy Corp.
305,312
0.1
6,021
(1)
Hallador Energy Co.
86,823
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
35,756
(1)
Helix Energy Solutions
Group, Inc.
$ 399,394
0.1
23,999
Helmerich & Payne, Inc.
1,011,798
0.2
2,838
(2)
HighPeak Energy, Inc.
47,905
0.0
10,152  International Seaways,
Inc.
456,840
0.1
4,395
Kinetik Holdings, Inc.
148,331
0.0
3,349
(1)
KLX Energy Services
Holdings, Inc.
39,686
0.0
3,177
(1)
Kodiak Gas Services,
Inc.
56,805
0.0
112,619
(1)
Kosmos Energy Ltd.
921,223
0.2
40,881
Liberty Energy, Inc.
757,116
0.1
44,027  Magnolia Oil & Gas
Corp. - Class A
1,008,659
0.2
27,789
Matador Resources Co.
1,652,890
0.3
36,320
Murphy Oil Corp.
1,647,112
0.3
2,291
(1)
Nabors Industries Ltd.
282,114
0.1
20,526
(1)
Newpark Resources,
Inc.
141,835
0.0
7,810
(1)
NextDecade Corp.
39,987
0.0
26,492
Noble Corp. PLC
1,341,820
0.2
50,298  Nordic American
Tankers Ltd.
207,228
0.0
18,745  Northern Oil and Gas,
Inc.
754,111
0.1
24,907
(1)
Oceaneering
International, Inc.
640,608
0.1
16,271
(1)
Oil States International,
Inc.
136,188
0.0
16,399
(1)
Overseas Shipholding
Group, Inc. - Class A
71,992
0.0
13,535
(1)
Par Pacific Holdings,
Inc.
486,448
0.1
86,767  Patterson-UTI Energy,
Inc.
1,200,855
0.2
27,854  PBF Energy, Inc. -
Class A
1,491,025
0.3
30,510
(2)
Peabody Energy Corp.
792,955
0.1
67,618  Permian Resources
Corp.
943,947
0.2
5,827
(1)
ProFrac Holding Corp.
- Class A
63,398
0.0
23,974
(1)
ProPetro Holding Corp.
254,844
0.1
4,092
(1)
REX American
Resources Corp.
166,626
0.0
2,384  Riley Exploration
Permian, Inc.
75,787
0.0
27,115
(1)
Ring Energy, Inc.
52,874
0.0
20,571
RPC, Inc.
183,905
0.0
8,103
SandRidge Energy, Inc.
126,893
0.0
12,212
Scorpio Tankers, Inc.
660,913
0.1
6,710
(1)
SEACOR Marine
Holdings, Inc.
93,135
0.0
12,431
(1)
Seadrill Ltd.
556,784
0.1
21,272  Select Water Solutions,
Inc.
169,112
0.0
28,477
SFL Corp. Ltd.
317,519
0.1
4,442
(1)
SilverBow Resources,
Inc.
158,890
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
19,895  Sitio Royalties Corp. -
Class A
$ 481,658
0.1
29,545
SM Energy Co.
1,171,459
0.2
9,033  Solaris Oilfield
Infrastructure, Inc. -
Class A
96,292
0.0
27,304
(1)
Talos Energy, Inc.
448,878
0.1
17,822
(1)
Teekay Corp.
109,962
0.0
5,923  Teekay Tankers Ltd. -
Class A
246,574
0.1
132,022
(1)(2)
Tellurian, Inc.
153,146
0.0
31,307
(1)
TETRA Technologies,
Inc.
199,739
0.0
11,638
(1)
Tidewater, Inc.
827,113
0.2
90,423
(1)(2)
Uranium Energy Corp.
465,678
0.1
18,613
(1)
US Silica Holdings, Inc.
261,326
0.1
27,858
VAALCO Energy, Inc.
122,297
0.0
15,062
(1)
Valaris Ltd.
1,129,349
0.2
16,542
(1)
Vertex Energy, Inc.
73,612
0.0
4,081
(1)
Vital Energy, Inc.
226,169
0.0
6,295
Vitesse Energy, Inc.
144,093
0.0
23,974
(1)
W&T Offshore, Inc.
105,006
0.0
17,415
(1)
Weatherford
International PLC
1,573,097
0.3
15,266  World Fuel Services
Corp.
342,416
0.1
46,542,633
8.4
Financials : 15.7%
4,586
1st Source Corp.
193,025
0.0
2,510
ACNB Corp.
79,341
0.0
5,177
Alerus Financial Corp.
94,118
0.0
5,259
(1)
AlTi Global, Inc.
36,603
0.0
5,043  Amalgamated Financial
Corp.
86,840
0.0
4,680  A-Mark Precious
Metals, Inc.
137,264
0.0
11,050
(1)
Ambac Financial Group,
Inc.
133,263
0.0
7,075
Amerant Bancorp, Inc.
123,388
0.0
4,891
(1)
American Coastal
Insurance Corp.
35,998
0.0
18,794
(1)
American Equity
Investment Life Holding
Co.
1,008,110
0.2
3,218  American National
Bankshares, Inc.
122,091
0.0
16,616
Ameris Bancorp
637,888
0.1
5,016
AMERISAFE, Inc.
251,151
0.1
36,798  Apollo Commercial Real
Estate Finance, Inc.
372,764
0.1
43,159
Arbor Realty Trust, Inc.
655,154
0.1
12,322
(2)
Ares Commercial Real
Estate Corp.
117,305
0.0
7,941  Argo Group
International Holdings
Ltd.
236,959
0.1
50,233  ARMOUR Residential
REIT, Inc.
213,490
0.0
4,378
Arrow Financial Corp.
74,514
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,481  Artisan Partners Asset
Management, Inc. -
Class A
$ 541,879
0.1
5,588
(1)
AssetMark Financial
Holdings, Inc.
140,147
0.0
36,341
Associated Banc-Corp.
621,795
0.1
18,804  Atlantic Union
Bankshares Corp.
541,179
0.1
9,713
(1)
Avantax, Inc.
248,459
0.1
36,691
(1)
AvidXchange Holdings,
Inc.
347,831
0.1
14,073
(1)
Axos Financial, Inc.
532,804
0.1
4,651
(2)
B Riley Financial, Inc.
190,645
0.0
14,205
Banc of California, Inc.
175,858
0.0
5,391
BancFirst Corp.
467,561
0.1
7,530  Banco Latinoamericano
de Comercio Exterior
SA - Class E
159,636
0.0
13,148
(1)
Bancorp, Inc.
453,606
0.1
2,444
(2)
Bank First Corp.
188,555
0.0
9,423
Bank of Hawaii Corp.
468,229
0.1
4,376
Bank of Marin Bancorp
79,993
0.0
12,477  Bank of NT Butterfield &
Son Ltd.
337,877
0.1
18,533
BankUnited, Inc.
420,699
0.1
8,637
Banner Corp.
366,036
0.1
4,498
Bar Harbor Bankshares
106,288
0.0
11,308  Berkshire Hills Bancorp,
Inc.
226,725
0.0
77,726  BGC Group, Inc. - Class
A
410,393
0.1
40,698
(2)
Blackstone Mortgage
Trust, Inc. - Class A
885,182
0.2
7,665
(1)
Blue Foundry Bancorp
64,156
0.0
12,061  Bread Financial
Holdings, Inc.
412,486
0.1
6,743
(1)
Bridgewater
Bancshares, Inc.
63,924
0.0
8,264  Brightsphere Investment
Group, Inc.
160,239
0.0
31,009
BrightSpire Capital, Inc.
194,116
0.0
22,084
Brookline Bancorp, Inc.
201,185
0.0
14,855
(1)
BRP Group, Inc. - Class
A
345,082
0.1
1,684  Burke & Herbert
Financial Services
Corp.
78,247
0.0
7,307  Business First
Bancshares, Inc.
137,079
0.0
6,930
Byline Bancorp, Inc.
136,590
0.0
45,120
Cadence Bank
957,446
0.2
2,086
Cambridge Bancorp
129,937
0.0
4,099
Camden National Corp.
115,674
0.0
18,208
(1)
Cannae Holdings, Inc.
339,397
0.1
14,894
(1)
Cantaloupe, Inc.
93,088
0.0
4,143  Capital City Bank
Group, Inc.
123,586
0.0
33,560  Capitol Federal
Financial, Inc.
160,081
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,337  Capstar Financial
Holdings, Inc.
$ 89,922
0.0
7,514
(1)
Carter Bankshares, Inc.
94,150
0.0
3,704  Cass Information
Systems, Inc.
137,974
0.0
17,521  Cathay General
Bancorp
609,030
0.1
7,245  Central Pacific Financial
Corp.
120,847
0.0
4,982  Chicago Atlantic Real
Estate Finance, Inc.
73,335
0.0
59,066  Chimera Investment
Corp.
322,500
0.1
4,847  Citizens & Northern
Corp.
85,065
0.0
1,174  Citizens Financial
Services, Inc.
56,258
0.0
3,787
City Holding Co.
342,155
0.1
5,152
Civista Bancshares, Inc.
79,856
0.0
23,399  Claros Mortgage Trust,
Inc.
259,261
0.1
6,474
CNB Financial Corp.
117,244
0.0
28,239  CNO Financial Group,
Inc.
670,111
0.1
2,958
(1)
Coastal Financial Corp.
126,928
0.0
6,220
Cohen & Steers, Inc.
389,932
0.1
8,015
(1)
Columbia Financial, Inc.
125,916
0.0
13,239  Community Bank
System, Inc.
558,818
0.1
4,368  Community Trust
Bancorp, Inc.
149,648
0.0
15,720  Compass Diversified
Holdings
295,064
0.1
10,052  ConnectOne Bancorp,
Inc.
179,227
0.0
12,775
(1)
CrossFirst Bankshares,
Inc.
128,900
0.0
7,209
(1)
Customers Bancorp,
Inc.
248,350
0.1
32,483
CVB Financial Corp.
538,243
0.1
811  Diamond Hill Investment
Group, Inc.
136,710
0.0
9,013  Dime Community
Bancshares, Inc.
179,899
0.0
6,174
(1)
Donnelley Financial
Solutions, Inc.
347,473
0.1
12,914
Dynex Capital, Inc.
154,193
0.0
7,958
Eagle Bancorp, Inc.
170,699
0.0
39,117  Eastern Bankshares,
Inc.
490,527
0.1
6,452
(1)
eHealth, Inc.
47,745
0.0
15,953
(2)
Ellington Financial, Inc.
198,934
0.0
7,085  Employers Holdings,
Inc.
283,046
0.1
7,198
Enact Holdings, Inc.
196,002
0.0
5,667
(1)
Encore Capital Group,
Inc.
270,656
0.1
7,702
(1)
Enova International, Inc.
391,801
0.1
2,882
(1)
Enstar Group Ltd.
697,444
0.1
3,186
Enterprise Bancorp, Inc.
87,233
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
9,158  Enterprise Financial
Services Corp.
$ 343,425
0.1
4,495  Equity Bancshares, Inc.
- Class A
108,195
0.0
1,972  Esquire Financial
Holdings, Inc.
90,101
0.0
25,949
Essent Group Ltd.
1,227,128
0.2
4,511  F&G Annuities & Life,
Inc.
126,579
0.0
3,890  Farmers & Merchants
Bancorp, Inc./Archbold
OH
68,192
0.0
10,370  Farmers National Banc
Corp.
119,877
0.0
8,852
FB Financial Corp.
251,043
0.1
2,338  Federal Agricultural
Mortgage Corp. - Class
C
360,753
0.1
1,506  Fidelity D&D Bancorp,
Inc.
68,372
0.0
5,170  Financial Institutions,
Inc.
87,011
0.0
3,299
First Bancorp, Inc.
77,527
0.0
44,309  First BanCorp/Puerto
Rico
596,399
0.1
9,848  First Bancorp/Southern
Pines NC
277,123
0.1
7,939
First Bancshares, Inc.
214,115
0.0
13,458
First Busey Corp.
258,663
0.1
25,095  First Commonwealth
Financial Corp.
306,410
0.1
5,282  First Community
Bankshares, Inc.
155,555
0.0
23,469
First Financial Bancorp
459,992
0.1
32,227
(2)
First Financial
Bankshares, Inc.
809,542
0.2
3,855
First Financial Corp.
130,338
0.0
13,110
First Foundation, Inc.
79,709
0.0
21,002  First Interstate
BancSystem, Inc. -
Class A
523,790
0.1
14,514
First Merchants Corp.
403,779
0.1
5,576  First Mid Bancshares,
Inc.
148,099
0.0
6,463  First of Long Island
Corp.
74,389
0.0
9,351
FirstCash Holdings, Inc.
938,653
0.2
3,761
Five Star Bancorp
75,446
0.0
7,757
Flushing Financial Corp.
101,849
0.0
23,233
(1)
Flywire Corp.
740,900
0.1
27,514
(1)
Forge Global Holdings,
Inc.
55,853
0.0
21,604  Franklin BSP Realty
Trust, Inc.
286,037
0.1
39,032
Fulton Financial Corp.
472,678
0.1
11,186  GCM Grosvenor, Inc. -
Class A
86,803
0.0
118,505
(1)
Genworth Financial, Inc.
- Class A
694,439
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,691  German American
Bancorp, Inc.
$ 208,349
0.0
27,412
Glacier Bancorp, Inc.
781,242
0.1
5,222
(1)
Goosehead Insurance,
Inc. - Class A
389,196
0.1
15,946  Granite Point Mortgage
Trust, Inc.
77,816
0.0
2,620  Great Southern
Bancorp, Inc.
125,550
0.0
12,063
(1)
Green Dot Corp. - Class
A
168,038
0.0
1,964  Greene County
Bancorp, Inc.
47,234
0.0
8,004
(1)
Greenlight Capital Re
Ltd. - Class A
85,963
0.0
8,681  Hamilton Lane, Inc. -
Class A
785,110
0.1
21,297
Hancock Whitney Corp.
787,776
0.1
8,339
Hanmi Financial Corp.
135,342
0.0
25,182
(2)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
533,858
0.1
12,016  HarborOne Bancorp,
Inc.
114,392
0.0
1,656
HCI Group, Inc.
89,904
0.0
10,495  Heartland Financial
USA, Inc.
308,868
0.1
16,514  Heritage Commerce
Corp.
139,874
0.0
9,389
Heritage Financial Corp.
153,135
0.0
11,642
Hilltop Holdings, Inc.
330,167
0.1
422
(2)
Hingham Institution For
Savings The
78,809
0.0
2,985
(1)
Hippo Holdings, Inc.
23,790
0.0
2,693
Home Bancorp, Inc.
85,826
0.0
45,550
Home BancShares, Inc.
953,817
0.2
4,605
HomeStreet, Inc.
35,873
0.0
4,857  HomeTrust Bancshares,
Inc.
105,251
0.0
29,007
Hope Bancorp, Inc.
256,712
0.1
10,459  Horace Mann Educators
Corp.
307,285
0.1
11,283
Horizon Bancorp, Inc.
120,502
0.0
11,232  Independent Bank
Corp.
551,379
0.1
6,242  Independent Bank
Corp.
114,478
0.0
9,212  Independent Bank
Group, Inc.
364,335
0.1
13,479  International
Bancshares Corp.
584,180
0.1
8,274
(1)
International Money
Express, Inc.
140,079
0.0
10,154
(2)
Invesco Mortgage
Capital, Inc.
101,642
0.0
19,756  Jackson Financial, Inc.
- Class A
755,074
0.1
9,209  James River Group
Holdings Ltd.
141,358
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,558  John Marshall Bancorp,
Inc.
$ 63,510
0.0
16,915
Kearny Financial Corp.
117,221
0.0
14,643  KKR Real Estate
Finance Trust, Inc.
173,812
0.0
30,765
Ladder Capital Corp.
315,649
0.1
16,324
Lakeland Bancorp, Inc.
206,009
0.0
6,218  Lakeland Financial
Corp.
295,106
0.1
12,168
(1)(2)
Lemonade, Inc.
141,392
0.0
25,502
(1)
LendingClub Corp.
155,562
0.0
2,606
(1)
LendingTree, Inc.
40,393
0.0
8,266  Live Oak Bancshares,
Inc.
239,301
0.1
9,866
Macatawa Bank Corp.
88,399
0.0
26,105
(1)
Maiden Holdings Ltd.
45,945
0.0
119,466
(1)
Marqeta, Inc. - Class A
714,407
0.1
12,319
(1)
MBIA, Inc.
88,820
0.0
4,844
Mercantile Bank Corp.
149,728
0.0
4,303
Merchants Bancorp
119,279
0.0
6,592
Mercury General Corp.
184,774
0.0
6,029  Metrocity Bankshares,
Inc.
118,651
0.0
2,546
(1)
Metropolitan Bank
Holding Corp.
92,369
0.0
27,196
MFA Financial, Inc.
261,354
0.1
4,469
Mid Penn Bancorp, Inc.
89,961
0.0
2,563
Middlefield Banc Corp.
65,126
0.0
6,243  Midland States
Bancorp, Inc.
128,231
0.0
4,062  MidWestOne Financial
Group, Inc.
82,580
0.0
15,936
Moelis & Co. - Class A
719,192
0.1
16,200
(1)
Mr Cooper Group, Inc.
867,672
0.2
3,348
MVB Financial Corp.
75,598
0.0
9,052  National Bank Holdings
Corp. - Class A
269,388
0.1
573  National Western Life
Group, Inc. - Class A
250,682
0.1
22,854
Navient Corp.
393,546
0.1
11,284
NBT Bancorp, Inc.
357,590
0.1
3,656
Nelnet, Inc. - Class A
326,554
0.1
8,358
(1)
NerdWallet, Inc. - Class
A
74,303
0.0
24,751  New York Mortgage
Trust, Inc.
210,136
0.0
5,865
(2)
NewtekOne, Inc.
86,509
0.0
3,265
Nicolet Bankshares, Inc.
227,832
0.0
20,802
(1)
NMI Holdings, Inc. -
Class A
563,526
0.1
2,109
Northeast Bank
93,007
0.0
12,889
Northfield Bancorp, Inc.
121,801
0.0
31,297  Northwest Bancshares,
Inc.
320,168
0.1
2,382  Norwood Financial
Corp.
61,360
0.0
14,822  OceanFirst Financial
Corp.
214,474
0.0
1,878
(1)
Ocwen Financial Corp.
48,603
0.0
12,172
OFG Bancorp
363,456
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
72,599
Old National Bancorp
$ 1,055,589
0.2
11,781  Old Second Bancorp,
Inc.
160,339
0.0
24,948
(1)
Open Lending Corp.
182,619
0.0
1,617  Orange County
Bancorp, Inc.
69,806
0.0
9,659  Orchid Island Capital,
Inc.
82,198
0.0
7,567
Origin Bancorp, Inc.
218,459
0.0
37,743
(1)
Oscar Health, Inc. -
Class A
210,229
0.0
10,813
P10, Inc. - Class A
125,971
0.0
23,565  Pacific Premier
Bancorp, Inc.
512,774
0.1
28,850
PacWest Bancorp
228,204
0.0
48,501
(1)
Pagseguro Digital Ltd. -
Class A
417,594
0.1
6,131
(1)
Palomar Holdings, Inc.
311,148
0.1
3,752
Park National Corp.
354,639
0.1
6,761
Pathward Financial, Inc.
311,614
0.1
13,308  Patria Investments Ltd.
- Class A
194,031
0.0
64,545
(1)
Payoneer Global, Inc.
395,015
0.1
7,926
(1)
Paysafe Ltd.
95,033
0.0
4,892  Peapack-Gladstone
Financial Corp.
125,480
0.0
6,308  PennyMac Financial
Services, Inc.
420,113
0.1
23,253  PennyMac Mortgage
Investment Trust
288,337
0.1
8,813
Peoples Bancorp, Inc.
223,674
0.0
2,244  Peoples Financial
Services Corp.
89,984
0.0
10,234  Perella Weinberg
Partners
104,182
0.0
4,283
Piper Sandler Cos.
622,363
0.1
5,863  PJT Partners, Inc. -
Class A
465,757
0.1
1,760
Plumas Bancorp
60,086
0.0
9,600
(1)
PRA Group, Inc.
184,416
0.0
3,715  Preferred Bank/Los
Angeles CA
231,259
0.1
9,388
Premier Financial Corp.
160,159
0.0
13,692
ProAssurance Corp.
258,642
0.1
11,553
(1)
PROG Holdings, Inc.
383,675
0.1
19,442  Provident Financial
Services, Inc.
297,268
0.1
4,435
QCR Holdings, Inc.
215,186
0.0
38,531
Radian Group, Inc.
967,513
0.2
38,068
Ready Capital Corp.
384,867
0.1
1,455  Red River Bancshares,
Inc.
66,872
0.0
29,809
Redwood Trust, Inc.
212,538
0.0
2,050  Regional Management
Corp.
56,744
0.0
31,628
(1)
Remitly Global, Inc.
797,658
0.2
13,867
Renasant Corp.
363,177
0.1
2,628  Republic Bancorp, Inc.
- Class A
115,763
0.0
10,095
S&T Bancorp, Inc.
273,373
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,699  Safety Insurance
Group, Inc.
$ 252,235
0.1
11,522  Sandy Spring Bancorp,
Inc.
246,916
0.1
5,547  Sculptor Capital
Management, Inc.
64,345
0.0
20,245  Seacoast Banking Corp.
of Florida
444,580
0.1
14,780  Selective Insurance
Group, Inc.
1,524,853
0.3
34,507
(1)
Selectquote, Inc.
40,373
0.0
12,523
(2)
ServisFirst Bancshares,
Inc.
653,325
0.1
31,018  Simmons First National
Corp. - Class A
526,065
0.1
23,173
(1)
SiriusPoint Ltd.
235,669
0.1
5,488
(1)
Skyward Specialty
Insurance Group, Inc.
150,152
0.0
5,200
SmartFinancial, Inc.
111,124
0.0
2,269
(1)
Southern First
Bancshares, Inc.
61,127
0.0
2,563  Southern Missouri
Bancorp, Inc.
99,162
0.0
8,100  Southside Bancshares,
Inc.
232,470
0.1
18,568
SouthState Corp.
1,250,740
0.2
12,366
Stellar Bancorp, Inc.
263,643
0.1
12,914  StepStone Group, Inc. -
Class A
407,824
0.1
6,552  Stewart Information
Services Corp.
286,978
0.1
7,022  Stock Yards Bancorp,
Inc.
275,894
0.1
71,332
(1)
StoneCo Ltd. - Class A
761,112
0.1
4,301
(1)
StoneX Group, Inc.
416,853
0.1
11,860
(1)
Texas Capital
Bancshares, Inc.
698,554
0.1
4,036
(1)
Third Coast
Bancshares, Inc.
69,016
0.0
6,502
Tiptree, Inc.
108,974
0.0
3,868  Tompkins Financial
Corp.
189,493
0.0
17,402  Towne Bank/Portsmouth
VA
399,028
0.1
18,139  TPG RE Finance Trust,
Inc.
122,075
0.0
7,925
TriCo Bancshares
253,838
0.1
5,561
(1)
Triumph Financial, Inc.
360,297
0.1
9,656
(1)(2)
Trupanion, Inc.
272,299
0.1
5,437
TrustCo Bank Corp. NY
148,376
0.0
15,431
Trustmark Corp.
335,316
0.1
22,977  Two Harbors Investment
Corp.
304,215
0.1
10,832
UMB Financial Corp.
672,126
0.1
32,435
United Bankshares, Inc.
894,882
0.2
27,754  United Community
Banks, Inc.
705,229
0.1
5,590
United Fire Group, Inc.
110,403
0.0
6,905  Universal Insurance
Holdings, Inc.
96,808
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,000
Univest Financial Corp.
$ 139,040
0.0
17,618
(1)(2)
Upstart Holdings, Inc.
502,818
0.1
103,341
Valley National Bancorp
884,599
0.2
12,890
Veritex Holdings, Inc.
231,376
0.1
6,323  Victory Capital
Holdings, Inc. - Class A
210,809
0.0
1,739  Virtus Investment
Partners, Inc.
351,261
0.1
7,608
Walker & Dunlop, Inc.
564,818
0.1
16,194  Washington Federal,
Inc.
414,890
0.1
4,515  Washington Trust
Bancorp, Inc.
118,880
0.0
6,003  Waterstone Financial,
Inc.
65,733
0.0
14,691
WesBanco, Inc.
358,754
0.1
4,815
West BanCorp, Inc.
78,533
0.0
6,693
Westamerica BanCorp
289,472
0.1
34,924
WisdomTree, Inc.
244,468
0.1
964
(1)(2)
World Acceptance Corp.
122,486
0.0
15,507
WSFS Financial Corp.
566,006
0.1
87,592,656
15.7
Health Care : 14.7%
63,526
(1)
23andMe Holding Co. -
Class A
62,109
0.0
12,382
(1)
2seventy bio, Inc.
48,537
0.0
9,638
(1)
4D Molecular
Therapeutics, Inc.
122,692
0.0
15,187
(1)
89bio, Inc.
234,487
0.1
29,796
(1)
ACADIA
Pharmaceuticals, Inc.
620,949
0.1
16,512
(1)
Accolade, Inc.
174,697
0.0
23,906
(1)
Accuray, Inc.
65,024
0.0
8,066
(1)
ACELYRIN, Inc.
82,031
0.0
17,239
(1)
Aclaris Therapeutics,
Inc.
118,087
0.0
2,059
(1)
Acrivon Therapeutics,
Inc.
19,684
0.0
6,855
(1)
Actinium
Pharmaceuticals, Inc.
40,582
0.0
23,209
(1)
AdaptHealth Corp.
211,202
0.1
27,862
(1)
Adaptive
Biotechnologies Corp.
151,848
0.0
3,865
(1)
Addus HomeCare Corp.
329,259
0.1
52,067
(1)
ADMA Biologics, Inc.
186,400
0.0
2,846
(1)
Aerovate Therapeutics,
Inc.
38,620
0.0
88,944
(1)
Agenus, Inc.
100,507
0.0
7,426
(1)
Agiliti, Inc.
48,195
0.0
13,855
(1)
Agios Pharmaceuticals,
Inc.
342,911
0.1
12,481
(1)
Akero Therapeutics, Inc.
631,289
0.1
11,517
(1)
Aldeyra Therapeutics,
Inc.
76,934
0.0
15,767
(1)
Alector, Inc.
102,170
0.0
21,605
(1)
Alignment Healthcare,
Inc.
149,939
0.0
40,573
(1)
Alkermes PLC
1,136,450
0.2
16,752
(1)
Allakos, Inc.
38,027
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,079
(1)
Allogene Therapeutics,
Inc.
$ 63,650
0.0
13,402
(1)
Allovir, Inc.
28,814
0.0
27,239
(1)
Allscripts Healthcare
Solutions, Inc.
357,920
0.1
19,245
(1)
Alphatec Holdings, Inc.
249,608
0.1
8,150
(1)
Alpine Immune
Sciences, Inc.
93,318
0.0
12,168
(1)
Altimmune, Inc.
31,637
0.0
5,696
(1)
ALX Oncology Holdings,
Inc.
27,341
0.0
61,018
(1)
American Well Corp. -
Class A
71,391
0.0
68,474
(1)
Amicus Therapeutics,
Inc.
832,644
0.2
9,803
(1)
AMN Healthcare
Services, Inc.
835,020
0.2
30,669
(1)
Amneal
Pharmaceuticals, Inc.
129,423
0.0
9,491
(1)
Amphastar
Pharmaceuticals, Inc.
436,491
0.1
12,489
(1)
Amylyx
Pharmaceuticals, Inc.
228,674
0.1
5,304
(1)
AnaptysBio, Inc.
95,260
0.0
17,031
(1)
Anavex Life Sciences
Corp.
111,553
0.0
9,350
(1)
AngioDynamics, Inc.
68,349
0.0
3,442
(1)
ANI Pharmaceuticals,
Inc.
199,843
0.1
3,881
(1)
Anika Therapeutics, Inc.
72,303
0.0
14,361
(1)
Annexon, Inc.
33,892
0.0
4,639
(1)(2)
Apogee Therapeutics,
Inc.
98,811
0.0
10,543
(1)
Apollo Medical
Holdings, Inc.
325,252
0.1
33,460
(1)
Arbutus Biopharma
Corp.
67,924
0.0
9,311
(1)
Arcellx, Inc.
334,079
0.1
5,696
(1)
Arcturus Therapeutics
Holdings, Inc.
145,533
0.0
12,843
(1)
Arcus Biosciences, Inc.
230,532
0.1
12,656
(1)
Arcutis Biotherapeutics,
Inc.
67,203
0.0
52,433
(1)
Ardelyx, Inc.
213,927
0.1
25,016
(1)
Arrowhead
Pharmaceuticals, Inc.
672,180
0.1
6,011
(1)
ARS Pharmaceuticals,
Inc.
22,722
0.0
9,812
(1)
Artivion, Inc.
148,750
0.0
12,112
(1)
Arvinas, Inc.
237,880
0.1
21,839
(1)
Assertio Holdings, Inc.
55,908
0.0
6,465
(1)
Astria Therapeutics, Inc.
48,229
0.0
24,448
(1)
Atara Biotherapeutics,
Inc.
36,183
0.0
19,651
(1)
Atea Pharmaceuticals,
Inc.
58,953
0.0
11,434
(1)
AtriCure, Inc.
500,809
0.1
346
Atrion Corp.
142,957
0.0
7,012
(1)
Aura Biosciences, Inc.
62,898
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
33,479
(1)
Aurinia
Pharmaceuticals, Inc.
$ 260,132
0.1
11,628
(1)
Avanos Medical, Inc.
235,118
0.1
15,171
(1)
Avid Bioservices, Inc.
143,214
0.0
17,393
(1)
Avidity Biosciences, Inc.
110,967
0.0
6,261
(1)
Avita Medical, Inc.
91,473
0.0
10,332
(1)
Axogen, Inc.
51,660
0.0
12,080
(1)
Axonics, Inc.
677,930
0.1
8,606
(1)(2)
Axsome Therapeutics,
Inc.
601,473
0.1
17,047
(1)(2)
Beam Therapeutics, Inc.
409,980
0.1
11,072
(1)
BioAtla, Inc.
18,822
0.0
46,348
(1)
BioCryst
Pharmaceuticals, Inc.
328,144
0.1
14,412
(1)
Biohaven Ltd.
374,856
0.1
8,395
(1)
BioLife Solutions, Inc.
115,935
0.0
4,874
(1)
Biomea Fusion, Inc.
67,066
0.0
27,106
(1)
Bluebird Bio, Inc.
82,402
0.0
14,895
(1)
Blueprint Medicines
Corp.
748,027
0.1
28,091
(1)
Bridgebio Pharma, Inc.
740,760
0.1
45,620
(1)
Brookdale Senior
Living, Inc.
188,867
0.0
36,605
(1)(2)
Butterfly Network, Inc.
43,194
0.0
8,470
(1)
Cabaletta Bio, Inc.
128,913
0.0
59,200
(1)
Cano Health, Inc.
15,013
0.0
13,390
(1)
Cara Therapeutics, Inc.
22,495
0.0
12,587
(1)
CareDx, Inc.
88,109
0.0
18,892
(1)
CareMax, Inc.
40,051
0.0
18,694
(1)
Caribou Biosciences,
Inc.
89,357
0.0
6,714  Carisma Therapeutics,
Inc.
28,400
0.0
9,770
(1)(2)
Cassava Sciences, Inc.
162,573
0.0
6,050
(1)
Castle Biosciences, Inc.
102,185
0.0
23,915
(1)
Catalyst
Pharmaceuticals, Inc.
279,566
0.1
4,625
(1)
Celcuity, Inc.
42,272
0.0
11,392
(1)(2)
Celldex Therapeutics,
Inc.
313,508
0.1
15,127
(1)(2)
Cerevel Therapeutics
Holdings, Inc.
330,222
0.1
44,341
(1)
Cerus Corp.
71,832
0.0
32,220
(1)
Citius Pharmaceuticals,
Inc.
22,051
0.0
17,449
(1)
Codexis, Inc.
32,979
0.0
19,749
(1)
Cogent Biosciences,
Inc.
192,553
0.1
24,887
(1)
Coherus Biosciences,
Inc.
93,077
0.0
8,759
(1)
Collegium
Pharmaceutical, Inc.
195,764
0.1
31,504
(1)
Community Health
Systems, Inc.
91,362
0.0
23,209
(1)
Compass Therapeutics,
Inc.
45,722
0.0
3,751
(1)
Computer Programs
and Systems, Inc.
59,791
0.0
7,440
CONMED Corp.
750,324
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,906
(1)
Corcept Therapeutics,
Inc.
$ 542,339
0.1
13,755
(1)(2)
CorMedix, Inc.
50,894
0.0
2,189
(1)
CorVel Corp.
430,467
0.1
15,873
(1)
Crinetics
Pharmaceuticals, Inc.
472,063
0.1
8,741
(1)
Cross Country
Healthcare, Inc.
216,689
0.1
10,291
(1)
CryoPort, Inc.
141,090
0.0
9,045
(1)
Cue Biopharma, Inc.
20,804
0.0
6,719
(1)
Cullinan Oncology, Inc.
60,807
0.0
4,723
(1)
Cutera, Inc.
28,432
0.0
2,842
(1)
CVRx, Inc.
43,113
0.0
24,345
(1)
Cymabay Therapeutics,
Inc.
362,984
0.1
29,593
(1)
Cytek Biosciences, Inc.
163,353
0.0
22,843
(1)
Cytokinetics, Inc.
672,955
0.1
15,386
(1)
Day One
Biopharmaceuticals,
Inc.
188,786
0.0
13,016
(1)
Deciphera
Pharmaceuticals, Inc.
165,564
0.0
10,728
(1)
Definitive Healthcare
Corp.
85,717
0.0
28,894
(1)
Denali Therapeutics,
Inc.
596,083
0.1
8,459
(1)
Design Therapeutics,
Inc.
19,963
0.0
2,157
(1)
Disc Medicine, Inc.
101,336
0.0
20,406
(1)
DocGo, Inc.
108,764
0.0
31,728
(1)
Dynavax Technologies
Corp.
468,623
0.1
10,500
(1)
Dyne Therapeutics, Inc.
94,080
0.0
2,615
(1)
Eagle Pharmaceuticals,
Inc.
41,239
0.0
10,795
(1)
Edgewise Therapeutics,
Inc.
61,855
0.0
20,440
(1)
Editas Medicine, Inc.
159,432
0.0
14,298
Embecta Corp.
215,185
0.1
12,454
(1)
Emergent BioSolutions,
Inc.
42,344
0.0
4,891
(1)
Enanta
Pharmaceuticals, Inc.
54,632
0.0
12,517
(1)
Enhabit, Inc.
140,816
0.0
5,790
(1)(2)
Enliven Therapeutics,
Inc.
79,091
0.0
13,354
Ensign Group, Inc.
1,240,987
0.2
5,349
(1)
Entrada Therapeutics,
Inc.
84,514
0.0
78,918
(1)
EQRx, Inc.
175,198
0.0
20,285
(1)
Erasca, Inc.
39,961
0.0
26,829
(1)
Evolent Health, Inc. -
Class A
730,554
0.1
10,497
(1)
Evolus, Inc.
95,943
0.0
6,606
(1)(2)
EyePoint
Pharmaceuticals, Inc.
52,782
0.0
20,692
(1)
Fate Therapeutics, Inc.
43,867
0.0
5,365
(1)
Fennec
Pharmaceuticals, Inc.
40,291
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,401
(1)
Foghorn Therapeutics,
Inc.
$ 27,005
0.0
5,289
(1)
Fulgent Genetics, Inc.
141,428
0.0
4,567
(1)
Genelux Corp.
111,846
0.0
11,691
(1)
Generation Bio Co.
44,309
0.0
122,534
(1)
Geron Corp.
259,772
0.1
11,448
(1)
Glaukos Corp.
861,462
0.2
22,086
(1)
Gritstone bio, Inc.
37,988
0.0
27,531
(1)
Guardant Health, Inc.
816,019
0.2
12,328
(1)
Haemonetics Corp.
1,104,342
0.2
32,026
(1)
Halozyme Therapeutics,
Inc.
1,223,393
0.2
8,070
(1)
Harmony Biosciences
Holdings, Inc.
264,454
0.1
7,266
(1)
Harrow, Inc.
104,412
0.0
9,951
(1)
Harvard Bioscience,
Inc.
42,789
0.0
13,871
(1)
Health Catalyst, Inc.
140,375
0.0
20,654
(1)
HealthEquity, Inc.
1,508,775
0.3
6,113
HealthStream, Inc.
131,919
0.0
25,436
(1)(2)
Heron Therapeutics,
Inc.
26,199
0.0
5,283
(1)
HilleVax, Inc.
71,056
0.0
30,009
(1)
Hims & Hers Health,
Inc.
188,757
0.0
15,720
(1)
Humacyte, Inc.
46,060
0.0
6,852
(1)
Icosavax, Inc.
53,103
0.0
13,393
(1)
Ideaya Biosciences, Inc.
361,343
0.1
6,931
(1)
Ikena Oncology, Inc.
30,011
0.0
5,821
(1)
Immuneering Corp. -
Class A
44,705
0.0
27,002
(1)(2)
ImmunityBio, Inc.
45,633
0.0
59,090
(1)
ImmunoGen, Inc.
937,758
0.2
13,224
(1)
Immunovant, Inc.
507,669
0.1
13,001
(1)
Inari Medical, Inc.
850,265
0.2
5,085
(1)
InfuSystem Holdings,
Inc.
49,019
0.0
8,441
(1)
Inhibrx, Inc.
154,892
0.0
18,868
(1)
Inmode Ltd.
574,719
0.1
5,342
(1)
Innovage Holding Corp.
31,999
0.0
15,525
(1)
Innoviva, Inc.
201,670
0.1
6,178
(1)
Inogen, Inc.
32,249
0.0
8,478
(1)
Inozyme Pharma, Inc.
35,608
0.0
32,716
(1)
Insmed, Inc.
826,079
0.2
8,170
(1)
Integer Holdings Corp.
640,773
0.1
21,569
(1)
Intellia Therapeutics,
Inc.
682,012
0.1
10,178
(1)
Intercept
Pharmaceuticals, Inc.
188,700
0.0
22,992
(1)
Intra-Cellular Therapies,
Inc.
1,197,653
0.2
69,413
(1)(2)
Invitae Corp.
42,009
0.0
56,434
(1)
Iovance
Biotherapeutics, Inc.
256,775
0.1
1,917
iRadimed Corp.
85,057
0.0
7,508
(1)
iRhythm Technologies,
Inc.
707,704
0.1
33,576
(1)
Ironwood
Pharmaceuticals, Inc.
323,337
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,314
(1)
iTeos Therapeutics, Inc.
$ 69,138
0.0
4,606
(1)(2)
Janux Therapeutics,
Inc.
46,428
0.0
3,588
(1)
Joint Corp.
32,256
0.0
6,304
(1)
KalVista
Pharmaceuticals, Inc.
60,708
0.0
28,185
(1)
Karyopharm
Therapeutics, Inc.
37,768
0.0
5,517
(1)
Keros Therapeutics, Inc.
175,882
0.0
8,062
(1)
Kiniksa
Pharmaceuticals Ltd. -
Class A
140,037
0.0
5,290
(1)
Krystal Biotech, Inc.
613,640
0.1
17,519
(1)
Kura Oncology, Inc.
159,773
0.0
9,467
(1)
Kymera Therapeutics,
Inc.
131,591
0.0
16,759
(1)
Lantheus Holdings, Inc.
1,164,415
0.2
7,149
(1)
Larimar Therapeutics,
Inc.
28,239
0.0
4,898
LeMaitre Vascular, Inc.
266,843
0.1
23,458
(1)
Lexicon
Pharmaceuticals, Inc.
25,569
0.0
26,057
(1)
LifeStance Health
Group, Inc.
179,012
0.0
4,100
(1)
Ligand
Pharmaceuticals, Inc.
245,672
0.1
35,266
(1)
Lineage Cell
Therapeutics, Inc.
41,614
0.0
11,958
(1)
Liquidia Corp.
75,814
0.0
13,338
(1)
LivaNova PLC
705,313
0.1
4,005
(1)
Longboard
Pharmaceuticals, Inc.
22,268
0.0
43,644
(1)(2)
Lyell Immunopharma,
Inc.
64,157
0.0
15,157
(1)
MacroGenics, Inc.
70,632
0.0
3,337
(1)
Madrigal
Pharmaceuticals, Inc.
487,335
0.1
63,887
(1)
MannKind Corp.
263,853
0.1
12,429
(1)
Marinus
Pharmaceuticals, Inc.
100,053
0.0
22,073
(1)
MaxCyte, Inc.
68,868
0.0
8,637
(1)
MeiraGTx Holdings PLC
42,408
0.0
13,826
(1)
Merit Medical Systems,
Inc.
954,271
0.2
28,484
(1)
Mersana Therapeutics,
Inc.
36,175
0.0
1,262
Mesa Laboratories, Inc.
132,598
0.0
28,224
(1)
MiMedx Group, Inc.
205,753
0.1
3,533
(1)
Mineralys Therapeutics,
Inc.
33,599
0.0
6,447
(1)
Mirum Pharmaceuticals,
Inc.
203,725
0.1
3,148
(1)
ModivCare, Inc.
99,193
0.0
7,641
(1)(2)
Monte Rosa
Therapeutics, Inc.
36,600
0.0
8,365
(1)
Morphic Holding, Inc.
191,642
0.0
95,281
(1)
Multiplan Corp.
160,072
0.0
19,875
(1)
Myriad Genetics, Inc.
318,795
0.1
11,627
(1)
NanoString
Technologies, Inc.
19,998
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,198
(1)(2)
Nano-X Imaging Ltd.
$ 80,019
0.0
3,283  National HealthCare
Corp.
210,046
0.1
3,690  National Research
Corp.
163,725
0.0
13,096
(1)
Nautilus Biotechnology,
Inc.
41,383
0.0
53,284
(1)
Neogen Corp.
987,885
0.2
31,353
(1)
NeoGenomics, Inc.
385,642
0.1
8,598
(1)
Nevro Corp.
165,254
0.0
13,700
(1)
NextGen Healthcare,
Inc.
325,101
0.1
21,164
(1)(2)
Novavax, Inc.
153,227
0.0
11,644
(1)
Nurix Therapeutics, Inc.
91,522
0.0
5,882
(1)
Nuvalent, Inc. - Class A
270,396
0.1
39,960
(1)
Nuvation Bio, Inc.
53,546
0.0
19,305
(1)
Ocular Therapeutix, Inc.
60,618
0.0
6,714
(1)
Olema
Pharmaceuticals, Inc.
82,918
0.0
6,149
(1)
Omega Therapeutics,
Inc.
13,220
0.0
15,069
(1)(2)
Omeros Corp.
44,001
0.0
23,109
(1)
OmniAb, Inc.
119,936
0.0
10,947
(1)
Omnicell, Inc.
493,053
0.1
101,538
(1)
OPKO Health, Inc.
162,461
0.0
4,392
(1)
OptimizeRx Corp.
34,170
0.0
41,506
(1)
Option Care Health, Inc.
1,342,719
0.3
19,147
(1)
OraSure Technologies,
Inc.
113,542
0.0
5,098
(1)
Orchestra BioMed
Holdings, Inc.
44,455
0.0
18,583
(1)
Organogenesis
Holdings, Inc.
59,094
0.0
9,869
(1)
ORIC Pharmaceuticals,
Inc.
59,707
0.0
8,901
(1)
Orthofix Medical, Inc.
114,467
0.0
3,937
(1)
OrthoPediatrics Corp.
125,984
0.0
12,215
(1)
Outset Medical, Inc.
132,899
0.0
16,027
(1)
Ovid therapeutics, Inc.
61,544
0.0
18,247
(1)
Owens & Minor, Inc.
294,872
0.1
9,940
(1)(2)
P3 Health Partners, Inc.
14,612
0.0
61,547
(1)
Pacific Biosciences of
California, Inc.
513,917
0.1
11,153
(1)
Pacira BioSciences, Inc.
342,174
0.1
11,298
(1)
Paragon 28, Inc.
141,790
0.0
21,493
Patterson Cos., Inc.
637,053
0.1
6,961
(1)(2)
PDS Biotechnology
Corp.
35,153
0.0
20,513
(1)
Pediatrix Medical
Group, Inc.
260,720
0.1
7,352
(1)
Pennant Group, Inc.
81,828
0.0
7,055
(1)
PetIQ, Inc.
138,984
0.0
7,729
(1)
Phathom
Pharmaceuticals, Inc.
80,150
0.0
6,029  Phibro Animal Health
Corp. - Class A
76,990
0.0
12,464
(1)
Phreesia, Inc.
232,828
0.1
13,872
(1)
Pliant Therapeutics, Inc.
240,540
0.1
10,429
(1)(2)
PMV Pharmaceuticals,
Inc.
64,034
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
22,282
(1)
Point Biopharma
Global, Inc.
$ 148,621
0.0
17,411
(1)
Poseida Therapeutics,
Inc.
41,438
0.0
36,501
(1)
Precigen, Inc.
51,831
0.0
12,389
(1)
Prestige Consumer
Healthcare, Inc.
708,527
0.1
9,738
(1)(2)
Prime Medicine, Inc.
92,901
0.0
27,107
(1)
Privia Health Group,
Inc.
623,461
0.1
8,864
(1)
PROCEPT BioRobotics
Corp.
290,828
0.1
19,201
(1)
Progyny, Inc.
653,218
0.1
11,739
(1)
ProKidney Corp.
53,765
0.0
13,973
(1)
Protagonist
Therapeutics, Inc.
233,070
0.1
18,214
(1)
Protalix
BioTherapeutics, Inc.
30,235
0.0
10,160
(1)
Prothena Corp. PLC
490,220
0.1
17,425
(1)
PTC Therapeutics, Inc.
390,494
0.1
9,099
(1)
Pulmonx Corp.
93,993
0.0
4,199
(1)(2)
Pulse Biosciences, Inc.
16,922
0.0
8,625
(1)
Quanterix Corp.
234,082
0.1
26,155
(1)
Quantum-Si, Inc.
43,417
0.0
11,209
(1)
Quipt Home Medical
Corp.
57,054
0.0
14,154
(1)
RadNet, Inc.
399,001
0.1
7,744
(1)
Rallybio Corp.
26,097
0.0
7,191
(1)(2)
RAPT Therapeutics,
Inc.
119,514
0.0
34,048
(1)(2)
Recursion
Pharmaceuticals, Inc. -
Class A
260,467
0.1
10,039
(1)
REGENXBIO, Inc.
165,242
0.0
22,033
(1)
Relay Therapeutics, Inc.
185,298
0.0
4,002
(1)
Reneo
Pharmaceuticals, Inc.
30,475
0.0
10,234
(1)
Replimune Group, Inc.
175,104
0.0
20,504
(1)
Revance Therapeutics,
Inc.
235,181
0.1
24,824
(1)
REVOLUTION
Medicines, Inc.
687,128
0.1
12,659
(1)
Rhythm
Pharmaceuticals, Inc.
290,208
0.1
43,087
(1)
Rigel Pharmaceuticals,
Inc.
46,534
0.0
13,709
(1)
Rocket
Pharmaceuticals, Inc.
280,897
0.1
6,697
(1)
RxSight, Inc.
186,779
0.0
12,960
(1)
Sage Therapeutics, Inc.
266,717
0.1
22,912
(1)
Sana Biotechnology,
Inc.
88,669
0.0
1,084
(1)
Sanara Medtech, Inc.
33,745
0.0
37,056
(1)
Sangamo Therapeutics,
Inc.
22,226
0.0
22,509
(1)(2)
Savara, Inc.
85,084
0.0
11,192
(1)(2)
Scholar Rock Holding
Corp.
79,463
0.0
13,415
(1)
Schrodinger, Inc./United
States
379,242
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
26,122
(1)
Scilex Holding Co.
$ 36,571
0.0
7,271
(1)
scPharmaceuticals, Inc.
51,770
0.0
14,584
(1)
Seer, Inc.
32,231
0.0
25,667  Select Medical Holdings
Corp.
648,605
0.1
31,066
(1)
Selecta Biosciences,
Inc.
32,930
0.0
1,311
(1)
Semler Scientific, Inc.
33,260
0.0
24,016
(1)
Seres Therapeutics, Inc.
57,158
0.0
76,224
(1)
Sharecare, Inc.
71,681
0.0
8,602
(1)
SI-BONE, Inc.
182,706
0.0
11,534
(2)
SIGA Technologies, Inc.
60,554
0.0
9,381
(1)
Silk Road Medical, Inc.
140,621
0.0
3,937
Simulations Plus, Inc.
164,173
0.0
35,946
(1)
SomaLogic, Inc.
85,911
0.0
14,267
(1)
SpringWorks
Therapeutics, Inc.
329,853
0.1
11,892
(1)
STAAR Surgical Co.
477,821
0.1
6,930
(1)(2)
Stoke Therapeutics, Inc.
27,304
0.0
28,654
(1)
Summit Therapeutics,
Inc.
53,583
0.0
12,194
(1)
Supernus
Pharmaceuticals, Inc.
336,189
0.1
16,415
(1)
Surgery Partners, Inc.
480,139
0.1
3,574
(1)
Surmodics, Inc.
114,690
0.0
15,315
(1)
Sutro Biopharma, Inc.
53,143
0.0
16,145
(1)
Syndax
Pharmaceuticals, Inc.
234,425
0.1
5,782
(1)
Tactile Systems
Technology, Inc.
81,237
0.0
11,169
(1)(2)
Tango Therapeutics,
Inc.
125,763
0.0
2,127
(1)
Taro Pharmaceutical
Industries Ltd.
80,209
0.0
6,050
(1)
Tarsus
Pharmaceuticals, Inc.
107,508
0.0
4,417
(1)
Tela Bio, Inc.
35,336
0.0
11,330
(1)
Tenaya Therapeutics,
Inc.
28,892
0.0
10,581
(1)
Terns Pharmaceuticals,
Inc.
53,222
0.0
33,681
(1)
TG Therapeutics, Inc.
281,573
0.1
16,760
(1)
Theravance Biopharma,
Inc.
144,639
0.0
7,766
(1)
TransMedics Group,
Inc.
425,189
0.1
17,833
(1)
Travere Therapeutics,
Inc.
159,427
0.0
11,121
(1)
Treace Medical
Concepts, Inc.
145,796
0.0
10,851
(1)
Trevi Therapeutics, Inc.
23,655
0.0
13,917
(1)
Twist Bioscience Corp.
281,958
0.1
3,515
(1)
Tyra Biosciences, Inc.
48,402
0.0
1,757
(1)
UFP Technologies, Inc.
283,668
0.1
5,059
(1)
UroGen Pharma Ltd.
70,877
0.0
3,408  US Physical Therapy,
Inc.
312,616
0.1
987  Utah Medical Products,
Inc.
84,882
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
15,003
(1)
Vanda Pharmaceuticals,
Inc.
$ 64,813
0.0
9,808
(1)(2)
Varex Imaging Corp.
184,292
0.0
22,805
(1)
Vaxcyte, Inc.
1,162,599
0.2
11,470
(1)
Ventyx Biosciences, Inc.
398,353
0.1
8,347
(1)
Vera Therapeutics, Inc.
114,437
0.0
17,749
(1)
Veracyte, Inc.
396,335
0.1
11,702
(1)
Vericel Corp.
392,251
0.1
5,510
(1)
Verrica
Pharmaceuticals, Inc.
21,406
0.0
12,392
(1)
Verve Therapeutics, Inc.
164,318
0.0
9,009
(1)
Viemed Healthcare, Inc.
60,631
0.0
4,159
(1)
Vigil Neuroscience, Inc.
22,417
0.0
23,562
(1)
Viking Therapeutics,
Inc.
260,831
0.1
20,410
(1)
Vir Biotechnology, Inc.
191,242
0.0
10,368
(1)
Viridian Therapeutics,
Inc.
159,045
0.0
9,849
(1)
Vor BioPharma, Inc.
20,880
0.0
7,859
(1)
Voyager Therapeutics,
Inc.
60,907
0.0
14,959
(1)
WaVe Life Sciences Ltd.
86,014
0.0
30,517
(1)
X4 Pharmaceuticals,
Inc.
33,264
0.0
14,355
(1)
Xencor, Inc.
289,253
0.1
33,220
(1)
Xeris Biopharma
Holdings, Inc.
61,789
0.0
2,005
(1)
XOMA Corp.
28,250
0.0
9,189
(1)
Y-mAbs Therapeutics,
Inc.
50,080
0.0
14,200
(1)
Zentalis
Pharmaceuticals, Inc.
284,852
0.1
9,233
(1)
Zevra Therapeutics, Inc.
44,503
0.0
6,453
(1)
Zimvie, Inc.
60,723
0.0
3,204
(1)
Zura Bio Ltd.
21,146
0.0
13,247
(1)
Zymeworks, Inc.
83,986
0.0
5,493
(1)
Zynex, Inc.
43,944
0.0
81,805,091
14.7
Industrials : 16.7%
15,196
(1)
374Water, Inc.
18,843
0.0
31,927
(1)
3D Systems Corp.
156,762
0.0
16,426
AAON, Inc.
934,147
0.2
8,477
(1)
AAR Corp.
504,636
0.1
16,259
ABM Industries, Inc.
650,523
0.1
23,028
ACCO Brands Corp.
132,181
0.0
31,024
(1)
ACV Auctions, Inc. -
Class A
470,944
0.1
6,265
(1)
AeroVironment, Inc.
698,735
0.1
6,662
(1)
AerSale Corp.
99,530
0.0
14,242
(1)
Air Transport Services
Group, Inc.
297,231
0.1
2,525
Alamo Group, Inc.
436,471
0.1
7,700  Albany International
Corp. - Class A
664,356
0.1
96,173
(1)
Alight, Inc. - Class A
681,867
0.1
3,865
Allegiant Travel Co.
297,064
0.1
3,502
Allient, Inc.
108,282
0.0
5,355  Alta Equipment Group,
Inc.
64,581
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,926
(1)(2)
Ameresco, Inc. - Class
A
$ 305,627
0.1
4,080
(1)
American Woodmark
Corp.
308,489
0.1
51,249
(1)
API Group Corp.
1,328,887
0.2
5,236  Apogee Enterprises,
Inc.
246,511
0.1
9,458  Applied Industrial
Technologies, Inc.
1,462,301
0.3
5,972
ArcBest Corp.
607,054
0.1
37,509
(1)(2)
Archer Aviation, Inc. -
Class A
189,796
0.0
11,888
Arcosa, Inc.
854,747
0.2
3,432
Argan, Inc.
156,225
0.0
7,524  Aris Water Solutions,
Inc. - Class A
75,090
0.0
37,116
(1)
Array Technologies, Inc.
823,604
0.2
11,850
(1)
ASGN, Inc.
967,908
0.2
5,709
Astec Industries, Inc.
268,951
0.1
6,748
(1)
Astronics Corp.
107,023
0.0
4,822
(1)
Asure Software, Inc.
45,616
0.0
9,424
(1)
Atkore, Inc.
1,405,967
0.3
6,140
AZZ, Inc.
279,861
0.1
15,156
(1)
Babcock & Wilcox
Enterprises, Inc.
63,807
0.0
12,105
Barnes Group, Inc.
411,207
0.1
1,748  Barrett Business
Services, Inc.
157,740
0.0
13,213
(1)
Beacon Roofing Supply,
Inc.
1,019,647
0.2
29,751
(1)
BlackSky Technology,
Inc.
34,809
0.0
15,757
(1)
Blade Air Mobility, Inc.
40,811
0.0
14,320
(1)(2)
Blink Charging Co.
43,819
0.0
46,826
(1)
Bloom Energy Corp. -
Class A
620,913
0.1
4,473
(1)
Blue Bird Corp.
95,499
0.0
2,160
(1)
BlueLinx Holdings, Inc.
177,314
0.0
9,720
Boise Cascade Co.
1,001,549
0.2
2,604
(1)
Bowman Consulting
Group Ltd.
72,990
0.0
11,455
(1)
BrightView Holdings,
Inc.
88,776
0.0
11,281
Brink's Co.
819,452
0.2
6,944
(2)
Brookfield Business
Corp. - Class A
125,548
0.0
5,081
Cadre Holdings, Inc.
135,409
0.0
13,605
(1)
Casella Waste Systems,
Inc. - Class A
1,038,062
0.2
11,934
(1)
CBIZ, Inc.
619,375
0.1
7,467
(1)
CECO Environmental
Corp.
119,248
0.0
10,470
(1)
Chart Industries, Inc.
1,770,686
0.3
4,403
(1)
Cimpress PLC
308,254
0.1
4,753
(1)
CIRCOR International,
Inc.
264,980
0.1
6,943  Columbus McKinnon
Corp.
242,380
0.1
8,614  Comfort Systems USA,
Inc.
1,467,912
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,918
(1)
Commercial Vehicle
Group, Inc.
$ 61,444
0.0
7,938
(1)
Concrete Pumping
Holdings, Inc.
68,108
0.0
42,347
(1)
Conduent, Inc.
147,368
0.0
9,822
(1)
Construction Partners,
Inc. - Class A
359,092
0.1
28,399
(1)
CoreCivic, Inc.
319,489
0.1
12,794
Costamare, Inc.
123,078
0.0
2,225  Covenant Logistics
Group, Inc.
97,566
0.0
1,787
CRA International, Inc.
180,058
0.0
3,754
CSW Industrials, Inc.
657,851
0.1
15,468
(1)
Custom Truck One
Source, Inc.
95,902
0.0
10,261
(1)
Daseke, Inc.
52,639
0.0
10,637
Deluxe Corp.
200,933
0.0
67,026
(1)(2)
Desktop Metal, Inc. -
Class A
97,858
0.0
2,852
(1)
Distribution Solutions
Group, Inc.
74,152
0.0
5,631
Douglas Dynamics, Inc.
169,944
0.0
3,005
(1)
Ducommun, Inc.
130,748
0.0
3,909
(1)
DXP Enterprises, Inc.
136,580
0.0
7,057
(1)
Dycom Industries, Inc.
628,073
0.1
2,775
(2)
Eagle Bulk Shipping,
Inc.
116,633
0.0
3,931
Encore Wire Corp.
717,250
0.1
13,470
(1)
Energy Recovery, Inc.
285,699
0.1
24,172
(1)(2)
Energy Vault Holdings,
Inc.
61,639
0.0
14,316  Enerpac Tool Group
Corp.
378,372
0.1
10,078
EnerSys
954,084
0.2
6,302
Eneti, Inc.
63,524
0.0
7,053
Ennis, Inc.
149,665
0.0
33,491
(1)(2)
Enovix Corp.
420,312
0.1
5,164
EnPro Industries, Inc.
625,825
0.1
19,621
(1)
Enviri Corp.
141,664
0.0
26,436
(1)(2)
Eos Energy Enterprises,
Inc.
56,837
0.0
6,327  ESCO Technologies,
Inc.
660,792
0.1
24,501
(1)
ESS Tech, Inc.
46,062
0.0
4,725
(1)
Eve Holding, Inc.
39,170
0.0
1,308
(1)
EVI Industries, Inc.
32,465
0.0
12,388
Exponent, Inc.
1,060,413
0.2
14,696
Federal Signal Corp.
877,792
0.2
13,929
First Advantage Corp.
192,081
0.0
15,345
(1)
FiscalNote Holdings,
Inc.
31,918
0.0
9,542
(1)
Fluence Energy, Inc.
219,371
0.0
34,893
(1)
Fluor Corp.
1,280,573
0.2
3,102
(1)
Forrester Research, Inc.
89,648
0.0
6,477
Forward Air Corp.
445,229
0.1
3,197
(1)
Franklin Covey Co.
137,215
0.0
11,304  Franklin Electric Co.,
Inc.
1,008,656
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,452
(1)
Frontier Group
Holdings, Inc.
$ 45,748
0.0
24,298
FTAI Aviation Ltd.
863,794
0.2
25,523
FTAI Infrastructure, Inc.
82,184
0.0
15,555
(1)
FTC Solar, Inc.
19,910
0.0
97,633
(1)
FuelCell Energy, Inc.
124,970
0.0
8,710
GATX Corp.
947,909
0.2
9,878  Genco Shipping &
Trading Ltd.
138,193
0.0
29,360
(1)
GEO Group, Inc.
240,165
0.1
7,609
(1)
Gibraltar Industries, Inc.
513,684
0.1
3,380
Global Industrial Co.
113,230
0.0
10,130
(1)
GMS, Inc.
648,016
0.1
29,709
(2)
Golden Ocean Group
Ltd.
234,107
0.0
5,939
Gorman-Rupp Co.
195,393
0.0
47,882  GrafTech International
Ltd.
183,388
0.0
11,125  Granite Construction,
Inc.
422,972
0.1
16,717
(1)
Great Lakes Dredge &
Dock Corp.
133,234
0.0
7,676
Greenbrier Cos., Inc.
307,040
0.1
10,940
Griffon Corp.
433,990
0.1
7,866  H&E Equipment
Services, Inc.
339,733
0.1
13,026
(1)
Hawaiian Holdings, Inc.
82,455
0.0
18,249  Healthcare Services
Group, Inc.
190,337
0.0
11,957
Heartland Express, Inc.
175,648
0.0
4,884  Heidrick & Struggles
International, Inc.
122,198
0.0
8,110  Helios Technologies,
Inc.
449,943
0.1
6,847
Herc Holdings, Inc.
814,382
0.2
4,189
(1)
Heritage-Crystal Clean,
Inc.
189,971
0.0
17,064
Hillenbrand, Inc.
721,978
0.1
45,886
(1)
Hillman Solutions Corp.
378,559
0.1
11,624
HNI Corp.
402,539
0.1
7,787
(1)
Hub Group, Inc. - Class
A
611,591
0.1
11,093
(1)
Hudson Technologies,
Inc.
147,537
0.0
4,779
(1)
Huron Consulting
Group, Inc.
497,781
0.1
37,655
(1)
Hyliion Holdings Corp.
44,433
0.0
2,649  Hyster-Yale Materials
Handling, Inc.
118,092
0.0
2,849
(1)
IBEX Holdings Ltd.
44,017
0.0
4,575
ICF International, Inc.
552,706
0.1
2,097
(1)
IES Holdings, Inc.
138,129
0.0
6,187
(1)(2)
Innodata, Inc.
52,775
0.0
17,921
(1)
INNOVATE Corp.
29,032
0.0
8,776
Insperity, Inc.
856,538
0.2
4,762
Insteel Industries, Inc.
154,575
0.0
14,800
Interface, Inc.
145,188
0.0
20,853
(1)
Janus International
Group, Inc.
223,127
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
21,213
(1)
JELD-WEN Holding,
Inc.
$ 283,406
0.1
79,464
(1)
JetBlue Airways Corp.
365,534
0.1
68,074
(1)(2)
Joby Aviation, Inc.
439,077
0.1
7,819  John Bean
Technologies Corp.
822,090
0.2
2,893
Kadant, Inc.
652,516
0.1
7,038
Kaman Corp.
138,297
0.0
8,754  Kelly Services, Inc. -
Class A
159,235
0.0
19,865
Kennametal, Inc.
494,241
0.1
4,866
Kforce, Inc.
290,306
0.1
12,950
Korn Ferry
614,348
0.1
30,917
(1)
Kratos Defense &
Security Solutions, Inc.
464,373
0.1
5,060
(1)(2)
LanzaTech Global, Inc.
23,630
0.0
25,249
(1)
Legalzoom.com, Inc.
276,224
0.1
12,477
(1)
Leonardo DRS, Inc.
208,366
0.0
34,226
(1)(2)
Li-Cycle Holdings Corp.
121,502
0.0
2,341
(1)
Limbach Holdings, Inc.
74,280
0.0
2,737
Lindsay Corp.
322,090
0.1
6,502
(1)
Liquidity Services, Inc.
114,565
0.0
6,736
LSI Industries, Inc.
106,968
0.0
7,576
Luxfer Holdings PLC
98,867
0.0
8,660
(1)
Manitowoc Co., Inc.
130,333
0.0
14,982
Marten Transport Ltd.
295,295
0.1
5,530
(1)
Masonite International
Corp.
515,507
0.1
31,670
(1)
Masterbrand, Inc.
384,790
0.1
8,732
Matson, Inc.
774,703
0.1
7,578  Matthews International
Corp. - Class A
294,860
0.1
2,829
(1)
Mayville Engineering
Co., Inc.
31,034
0.0
6,043
McGrath RentCorp
605,750
0.1
26,978
(1)
Microvast Holdings, Inc.
50,988
0.0
3,020
Miller Industries, Inc.
118,414
0.0
18,674
MillerKnoll, Inc.
456,579
0.1
6,852
(1)
Montrose Environmental
Group, Inc.
200,490
0.0
7,079
Moog, Inc. - Class A
799,644
0.2
20,962
(1)
MRC Global, Inc.
214,860
0.0
13,721
Mueller Industries, Inc.
1,031,270
0.2
38,206  Mueller Water Products,
Inc. - Class A
484,452
0.1
4,038
(1)
MYR Group, Inc.
544,161
0.1
1,520  National Presto
Industries, Inc.
110,139
0.0
11,840
(1)
NEXTracker, Inc. -
Class A
475,494
0.1
153,162
(1)(2)
Nikola Corp.
240,464
0.1
2,784
(1)
Northwest Pipe Co.
83,993
0.0
26,875
(1)
NOW, Inc.
319,006
0.1
13,092
(1)(2)
NuScale Power Corp.
64,151
0.0
3,387
(1)
NV5 Global, Inc.
325,931
0.1
844
Omega Flex, Inc.
66,448
0.0
26,863
(1)
OPENLANE, Inc.
400,796
0.1
9,892  Pangaea Logistics
Solutions Ltd.
58,165
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,878
Park Aerospace Corp.
$ 91,285
0.0
9,872
(1)
Parsons Corp.
536,543
0.1
17,571
(1)
Performant Financial
Corp.
39,710
0.0
14,255
(1)
PGT Innovations, Inc.
395,576
0.1
43,090
Pitney Bowes, Inc.
130,132
0.0
44,290
(1)
Planet Labs PBC
115,154
0.0
2,282
Powell Industries, Inc.
189,178
0.0
657  Preformed Line
Products Co.
106,815
0.0
13,097
Primoris Services Corp.
428,665
0.1
6,820
(1)
Proto Labs, Inc.
180,048
0.0
7,560
(1)
Quad/Graphics, Inc.
38,027
0.0
8,334  Quanex Building
Products Corp.
234,769
0.1
10,231
(1)
Radiant Logistics, Inc.
57,805
0.0
35,633
(1)
Resideo Technologies,
Inc.
563,001
0.1
8,181  Resources Connection,
Inc.
121,979
0.0
7,680
REV Group, Inc.
122,880
0.0
67,819
(1)
Rocket Lab USA, Inc.
297,047
0.1
17,173  Rush Enterprises, Inc. -
Class A
701,174
0.1
642  Rush Enterprises, Inc. -
Class B
29,076
0.0
28,295
(1)
RXO, Inc.
558,260
0.1
30,796
(1)
SES AI Corp.
69,907
0.0
42,004
(1)
Shoals Technologies
Group, Inc. - Class A
766,573
0.1
8,584
Shyft Group, Inc.
128,502
0.0
10,443  Simpson Manufacturing
Co., Inc.
1,564,466
0.3
22,872
(1)
Skillsoft Corp.
20,274
0.0
10,806
(1)
SkyWest, Inc.
453,204
0.1
18,445
(1)
SKYX Platforms Corp.
26,192
0.0
5,257
(1)
SP Plus Corp.
189,778
0.0
26,963
Spirit Airlines, Inc.
444,889
0.1
10,866
(1)
SPX Technologies, Inc.
884,492
0.2
2,960  Standex International
Corp.
431,242
0.1
21,309
Steelcase, Inc. - Class A
238,022
0.1
34,647
(1)(2)
Stem, Inc.
146,903
0.0
7,233
(1)
Sterling Check Corp.
91,280
0.0
7,426
(1)
Sterling Infrastructure,
Inc.
545,662
0.1
9,370
(1)
Sun Country Airlines
Holdings, Inc.
139,051
0.0
20,917
(1)(2)
SunPower Corp.
129,058
0.0
4,675
Tennant Co.
346,651
0.1
16,408
Terex Corp.
945,429
0.2
21,818
(1)
Terran Orbital Corp.
18,161
0.0
10,644  Textainer Group
Holdings Ltd.
396,489
0.1
8,825
(1)
Thermon Group
Holdings, Inc.
242,423
0.1
12,682
(1)
Titan International, Inc.
170,319
0.0
5,123
(1)
Titan Machinery, Inc.
136,169
0.0
10,151
(1)
TPI Composites, Inc.
26,900
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,855
(1)
Transcat, Inc.
$ 181,734
0.0
9,139
(1)(2)
TriNet Group, Inc.
1,064,511
0.2
19,821
Trinity Industries, Inc.
482,641
0.1
13,198
Triton International Ltd.
1,085,806
0.2
15,865
(1)
Triumph Group, Inc.
121,526
0.0
8,083
(1)
TrueBlue, Inc.
118,578
0.0
4,749
TTEC Holdings, Inc.
124,519
0.0
40,556
(1)
TuSimple Holdings, Inc.
- Class A
63,267
0.0
10,619
(1)
Tutor Perini Corp.
83,147
0.0
14,564
UFP Industries, Inc.
1,491,354
0.3
3,684
UniFirst Corp.
600,529
0.1
1,829  Universal Logistics
Holdings, Inc.
46,054
0.0
30,086
(1)
Upwork, Inc.
341,777
0.1
3,068
(1)
V2X, Inc.
158,493
0.0
21,520
(1)(2)
Velo3D, Inc.
33,571
0.0
3,228
Veritiv Corp.
545,209
0.1
34,490
(1)
Verra Mobility Corp.
644,963
0.1
5,365
(1)
Viad Corp.
140,563
0.0
5,498
(1)
Vicor Corp.
323,777
0.1
61,778
(1)(2)
Virgin Galactic
Holdings, Inc.
111,200
0.0
2,885
VSE Corp.
145,519
0.0
11,837
Wabash National Corp.
249,997
0.1
6,612  Watts Water
Technologies, Inc. -
Class A
1,142,686
0.2
15,507
Werner Enterprises, Inc.
603,998
0.1
3,194
(1)
Willdan Group, Inc.
65,253
0.0
8,428
(1)
Xometry, Inc. - Class A
143,107
0.0
35,554  Zurn Elkay Water
Solutions Corp.
996,223
0.2
92,961,754
16.7
Information Technology : 13.8%
28,524
(1)
8x8, Inc.
71,880
0.0
5,688
(1)
908 Devices, Inc.
37,882
0.0
17,244
A10 Networks, Inc.
259,177
0.1
26,813
(1)
ACI Worldwide, Inc.
604,901
0.1
11,979
(1)
ACM Research, Inc. -
Class A
216,880
0.0
26,411
Adeia, Inc.
282,069
0.1
19,337
ADTRAN Holdings, Inc.
159,143
0.0
9,273  Advanced Energy
Industries, Inc.
956,232
0.2
6,326
(1)(2)
Aehr Test Systems
289,098
0.1
4,918
(1)
Agilysys, Inc.
325,375
0.1
11,899
(1)
Alarm.com Holdings,
Inc.
727,505
0.1
9,702
(1)
Alkami Technology, Inc.
176,770
0.0
5,623
(1)
Alpha & Omega
Semiconductor Ltd.
167,790
0.0
12,953
(1)
Altair Engineering, Inc.
- Class A
810,340
0.2
8,985
(1)
Ambarella, Inc.
476,475
0.1
8,920  American Software, Inc.
- Class A
102,223
0.0
25,027
Amkor Technology, Inc.
565,610
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
16,290
(1)
Amplitude, Inc. - Class
A
$ 188,475
0.0
4,719
(1)
Appfolio, Inc. - Class A
861,831
0.2
10,039
(1)
Appian Corp. - Class A
457,879
0.1
16,550
(1)
Applied Digital Corp.
103,272
0.0
21,733
(1)
Arlo Technologies, Inc.
223,850
0.0
19,184
(1)
Asana, Inc. - Class A
351,259
0.1
5,050
(1)(2)
Atomera, Inc.
31,613
0.0
81,448
(1)
Aurora Innovation, Inc.
191,403
0.0
37,698
(1)
AvePoint, Inc.
253,331
0.1
2,992
(1)
Aviat Networks, Inc.
93,350
0.0
8,596
(1)
Avid Technology, Inc.
230,975
0.1
7,978
(1)
Axcelis Technologies,
Inc.
1,300,813
0.2
7,234
Badger Meter, Inc.
1,040,756
0.2
2,569
Bel Fuse, Inc. - Class B
122,593
0.0
10,487
Belden, Inc.
1,012,520
0.2
8,855  Benchmark Electronics,
Inc.
214,822
0.0
16,755
(1)
BigCommerce Holdings,
Inc.
165,372
0.0
17,608
(1)
Bit Digital, Inc.
37,681
0.0
10,799
(1)
Blackbaud, Inc.
759,386
0.1
13,690
(1)
Blackline, Inc.
759,384
0.1
34,203
(1)
Box, Inc. - Class A
828,055
0.2
12,524
(1)
Braze, Inc. - Class A
585,247
0.1
12,580
(1)
Brightcove, Inc.
41,388
0.0
14,712
(1)(2)
C3.ai, Inc. - Class A
375,450
0.1
14,393
(1)
Calix, Inc.
659,775
0.1
9,885
(1)
Cerence, Inc.
201,357
0.0
5,783
(1)
CEVA, Inc.
112,132
0.0
10,790
(1)(2)
Cipher Mining, Inc.
25,141
0.0
27,104
(1)
Cleanspark, Inc.
103,266
0.0
20,201  Clear Secure, Inc. -
Class A
384,627
0.1
3,207
(1)(2)
Clearfield, Inc.
91,913
0.0
1,154  Climb Global Solutions,
Inc.
49,634
0.0
11,720
(1)
Cohu, Inc.
403,637
0.1
51,022
(1)
CommScope Holding
Co., Inc.
171,434
0.0
10,925
(1)
CommVault Systems,
Inc.
738,639
0.1
7,023  Comtech
Telecommunications
Corp.
61,451
0.0
4,891
(1)
Consensus Cloud
Solutions, Inc.
123,155
0.0
9,551
(1)
Corsair Gaming, Inc.
138,776
0.0
8,249
(1)
Couchbase, Inc.
141,553
0.0
23,743
(1)
Credo Technology
Group Holding Ltd.
362,081
0.1
5,325
(1)
CS Disco, Inc.
35,358
0.0
7,881  CSG Systems
International, Inc.
402,877
0.1
7,997
CTS Corp.
333,795
0.1
9,956
(1)
Daktronics, Inc.
88,807
0.0
8,740
(1)
Digi International, Inc.
235,980
0.1
3,512
(1)(2)
Digimarc Corp.
114,105
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
23,360
(1)
Digital Turbine, Inc.
$ 141,328
0.0
15,671
(1)
DigitalOcean Holdings,
Inc.
376,574
0.1
10,965
(1)
Diodes, Inc.
864,481
0.2
7,785
(1)
Domo, Inc. - Class B
76,371
0.0
45,458
(1)
E2open Parent
Holdings, Inc.
206,379
0.0
14,778
(1)
Eastman Kodak Co.
62,215
0.0
6,496
(2)
Ebix, Inc.
64,180
0.0
8,837
(1)
Enfusion, Inc. - Class A
79,268
0.0
11,669
(1)
EngageSmart, Inc.
209,925
0.0
12,406
(1)
Envestnet, Inc.
546,236
0.1
6,624
(1)
ePlus, Inc.
420,756
0.1
9,840
(1)
Everbridge, Inc.
220,613
0.0
5,819
(1)
EverCommerce, Inc.
58,365
0.0
15,775
EVERTEC, Inc.
586,514
0.1
27,613
(1)
Evolv Technologies
Holdings, Inc.
134,199
0.0
39,637
(1)
ExlService Holdings,
Inc.
1,111,421
0.2
13,627
(1)
Expensify, Inc. - Class A
44,288
0.0
30,968
(1)
Extreme Networks, Inc.
749,735
0.1
9,039
(1)
Fannie Mae
1,506,078
0.3
4,983
(1)
FARO Technologies,
Inc.
75,891
0.0
28,969
(1)
Fastly, Inc. - Class A
555,336
0.1
19,119
(1)
FormFactor, Inc.
668,018
0.1
39,077
(1)
Freshworks, Inc. - Class
A
778,414
0.1
13,775
(1)
Grid Dynamics
Holdings, Inc.
167,779
0.0
6,368
Hackett Group, Inc.
150,221
0.0
27,019
(1)
Harmonic, Inc.
260,193
0.1
5,826
(1)
I3 Verticals, Inc. - Class
A
123,162
0.0
6,952
(1)
Ichor Holdings Ltd.
215,234
0.0
8,465
Immersion Corp.
55,954
0.0
5,601
(1)
Impinj, Inc.
308,223
0.1
33,660
(1)
indie Semiconductor,
Inc. - Class A
212,058
0.0
48,764
(1)(2)
Infinera Corp.
203,834
0.0
7,034
(1)
Insight Enterprises, Inc.
1,023,447
0.2
4,885
(1)
Instructure Holdings,
Inc.
124,079
0.0
5,240
(1)
Intapp, Inc.
175,645
0.0
6,607
InterDigital, Inc.
530,146
0.1
2,723
(1)
inTEST Corp.
41,308
0.0
39,220
(1)(2)
IonQ, Inc.
583,594
0.1
12,054
(1)
Iteris, Inc.
49,904
0.0
11,207
(1)
Itron, Inc.
678,920
0.1
16,892
(1)
Jamf Holding Corp.
298,313
0.1
22,714
(1)
Kaltura, Inc.
39,295
0.0
6,703
(1)
Kimball Electronics, Inc.
183,528
0.0
21,800
(1)
Knowles Corp.
322,858
0.1
13,755  Kulicke & Soffa
Industries, Inc.
668,906
0.1
28,243
(1)(2)
Lightwave Logic, Inc.
126,246
0.0
17,845
(1)
LivePerson, Inc.
69,417
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
15,978
(1)
LiveRamp Holdings,
Inc.
$ 460,806
0.1
8,167
(1)
Luna Innovations, Inc.
47,859
0.0
13,029
(1)
MACOM Technology
Solutions Holdings, Inc.
1,062,906
0.2
41,877
(1)(2)
Marathon Digital
Holdings, Inc.
355,954
0.1
60,593
(1)
Matterport, Inc.
131,487
0.0
7,203
(1)
Maxeon Solar
Technologies Ltd.
83,483
0.0
14,830
Maximus, Inc.
1,107,504
0.2
18,013
(1)
MaxLinear, Inc.
400,789
0.1
6,633
(1)
MeridianLink, Inc.
113,159
0.0
8,951  Methode Electronics,
Inc.
204,530
0.0
2,707
(1)(2)
MicroStrategy, Inc. -
Class A
888,654
0.2
43,162
(1)(2)
MicroVision, Inc.
94,525
0.0
48,866
(1)
Mirion Technologies,
Inc.
365,029
0.1
11,381
(1)
Mitek Systems, Inc.
122,004
0.0
9,347
(1)(2)
Model N, Inc.
228,160
0.0
17,136
(1)
N-able, Inc.
221,054
0.0
7,708  Napco Security
Technologies, Inc.
171,503
0.0
26,343
(1)
Navitas Semiconductor
Corp.
183,084
0.0
7,502
(1)
NETGEAR, Inc.
94,450
0.0
17,231
(1)
NetScout Systems, Inc.
482,813
0.1
14,063
(1)
NextNav, Inc.
72,284
0.0
11,181
(1)
nLight, Inc.
116,282
0.0
8,803
(1)
Novanta, Inc.
1,262,702
0.2
1,217
NVE Corp.
99,964
0.0
25,198
(1)
Olo, Inc. - Class A
152,700
0.0
9,951
ON24, Inc.
62,990
0.0
10,090
(1)
OneSpan, Inc.
108,467
0.0
12,026
(1)
Onto Innovation, Inc.
1,533,556
0.3
3,996
(1)
OSI Systems, Inc.
471,688
0.1
21,167
(1)
PagerDuty, Inc.
476,046
0.1
6,663
(1)(2)
PAR Technology Corp.
256,792
0.1
2,854
PC Connection, Inc.
152,347
0.0
7,572
(1)
PDF Solutions, Inc.
245,333
0.1
8,445
(1)
Perficient, Inc.
488,628
0.1
14,806
(1)
Photronics, Inc.
299,229
0.1
6,792
(1)
Plexus Corp.
631,520
0.1
13,960
Power Integrations, Inc.
1,065,288
0.2
13,638
(1)
PowerSchool Holdings,
Inc. - Class A
309,037
0.1
10,650  Progress Software
Corp.
559,977
0.1
10,922
(1)
PROS Holdings, Inc.
378,120
0.1
13,897
(1)
Q2 Holdings, Inc.
448,456
0.1
9,117
(1)
Qualys, Inc.
1,390,798
0.3
19,467
(1)
Rackspace Technology,
Inc.
45,747
0.0
26,566
(1)
Rambus, Inc.
1,482,117
0.3
14,613
(1)
Rapid7, Inc.
668,983
0.1
2,995
(1)
Red Violet, Inc.
59,930
0.0
21,121
(1)(2)
Repay Holdings Corp.
160,308
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
22,390
(1)
Ribbon
Communications, Inc.
$ 60,005
0.0
3,081  Richardson Electronics
Ltd./United States
33,675
0.0
12,229
(1)
Rimini Street, Inc.
26,904
0.0
41,695
(1)(2)
Riot Platforms, Inc.
389,014
0.1
4,297
(1)
Rogers Corp.
564,927
0.1
81,025
(1)
Sabre Corp.
363,802
0.1
14,200
(1)
Sanmina Corp.
770,776
0.1
7,999  Sapiens International
Corp. NV
227,412
0.0
6,338
(1)
ScanSource, Inc.
192,105
0.0
7,653
(1)
SEMrush Holdings, Inc.
- Class A
65,050
0.0
15,480
(1)
Semtech Corp.
398,610
0.1
7,808
(1)
Silicon Laboratories,
Inc.
904,869
0.2
4,152
(1)
SiTime Corp.
474,366
0.1
4,353
(1)
SkyWater Technology,
Inc.
26,205
0.0
11,837
(1)
SMART Global
Holdings, Inc.
288,231
0.1
45,209
(1)
SmartRent, Inc.
117,995
0.0
12,275
(1)
SolarWinds Corp.
115,876
0.0
34,374
(1)(2)
SoundHound AI, Inc. -
Class A
69,092
0.0
2,418
(1)
SoundThinking, Inc.
43,282
0.0
24,076
(1)
Sprinklr, Inc. - Class A
333,212
0.1
11,604
(1)
Sprout Social, Inc. -
Class A
578,808
0.1
8,967
(1)
SPS Commerce, Inc.
1,529,860
0.3
10,900
(1)
Squarespace, Inc. -
Class A
315,773
0.1
11,371
(1)
Super Micro Computer,
Inc.
3,118,156
0.6
9,704
(1)
Synaptics, Inc.
867,926
0.2
27,792
(1)
Tenable Holdings, Inc.
1,245,082
0.2
33,569
(1)
Terawulf, Inc.
42,297
0.0
22,735
(1)
Thoughtworks Holding,
Inc.
92,759
0.0
24,703
(1)
TTM Technologies, Inc.
318,175
0.1
2,599
(1)(2)
Tucows, Inc. - Class A
53,046
0.0
3,973
(1)
Turtle Beach Corp.
36,055
0.0
11,120
(1)
Ultra Clean Holdings,
Inc.
329,930
0.1
16,771
(1)
Unisys Corp.
57,860
0.0
26,747
(1)
Varonis Systems, Inc.
816,853
0.2
12,393
(1)(2)
Veeco Instruments, Inc.
348,367
0.1
15,509
(1)
Verint Systems, Inc.
356,552
0.1
55,642
(1)
Viavi Solutions, Inc.
508,568
0.1
31,792  Vishay Intertechnology,
Inc.
785,898
0.2
3,282
(1)
Vishay Precision Group,
Inc.
110,210
0.0
14,575
(1)(2)
Vuzix Corp.
52,907
0.0
8,124
(1)
Weave
Communications, Inc.
66,211
0.0
11,904
(1)
Workiva, Inc.
1,206,351
0.2
27,977
Xerox Holdings Corp.
438,959
0.1
10,552
(1)
Xperi, Inc.
104,043
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
26,635
(1)
Yext, Inc.
$ 168,600
0.0
32,778
(1)
Zeta Global Holdings
Corp. - Class A
273,696
0.1
30,452
(1)
Zuora, Inc. - Class A
250,924
0.1
76,946,713
13.8
Materials : 4.5%
11,842
(1)
5E Advanced Materials,
Inc.
26,763
0.0
6,720
AdvanSix, Inc.
208,858
0.0
3,063  Alpha Metallurgical
Resources, Inc.
795,553
0.2
7,423  American Vanguard
Corp.
81,133
0.0
4,471
Arch Resources, Inc.
763,021
0.1
12,415
(1)
Aspen Aerogels, Inc.
106,769
0.0
31,369
(1)
ATI, Inc.
1,290,834
0.2
22,203
Avient Corp.
784,210
0.1
7,844
Balchem Corp.
972,970
0.2
13,551
Cabot Corp.
938,678
0.2
4,351  Caledonia Mining Corp.
PLC
42,901
0.0
11,900  Carpenter Technology
Corp.
799,799
0.2
12,993
(1)
Century Aluminum Co.
93,420
0.0
1,938
Chase Corp.
246,572
0.1
4,247
(1)
Clearwater Paper Corp.
153,954
0.0
80,869
(1)
Coeur Mining, Inc.
179,529
0.0
28,687
Commercial Metals Co.
1,417,425
0.3
8,562  Compass Minerals
International, Inc.
239,308
0.1
31,345
(1)
Constellium SE
570,479
0.1
1,794
(1)
Core Molding
Technologies, Inc.
51,111
0.0
14,196
(1)
Dakota Gold Corp.
36,626
0.0
22,479
(1)(2)
Danimer Scientific, Inc.
46,531
0.0
22,872
(1)
Ecovyst, Inc.
225,060
0.0
6,846
FutureFuel Corp.
49,086
0.0
11,997
(1)
Glatfelter Corp.
23,994
0.0
7,351
Greif, Inc. - Class A
491,120
0.1
4,863
Hawkins, Inc.
286,188
0.1
3,226  Haynes International,
Inc.
150,073
0.0
13,058
HB Fuller Co.
895,909
0.2
147,968
Hecla Mining Co.
578,555
0.1
49,552
(1)
i-80 Gold Corp.
75,815
0.0
9,135
(1)
Ingevity Corp.
434,917
0.1
6,194
Innospec, Inc.
633,027
0.1
2,666
(1)
Intrepid Potash, Inc.
67,077
0.0
13,747
(1)
Ivanhoe Electric, Inc.
/ US
163,589
0.0
4,000
Kaiser Aluminum Corp.
301,040
0.1
13,611
(1)
Knife River Corp.
664,625
0.1
5,185
Koppers Holdings, Inc.
205,067
0.0
43,978
(1)
Livent Corp.
809,635
0.2
14,304
(1)
LSB Industries, Inc.
146,330
0.0
5,057
Materion Corp.
515,359
0.1
13,656
Mativ Holdings, Inc.
194,735
0.0
8,025  Minerals Technologies,
Inc.
439,449
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,447
Myers Industries, Inc.
$ 169,385
0.0
61,135
(1)
Novagold Resources,
Inc.
234,758
0.1
37,850
(1)
O-I Glass, Inc.
633,230
0.1
2,483
Olympic Steel, Inc.
139,569
0.0
26,417
(1)
Origin Materials, Inc.
33,814
0.0
14,321
Orion SA
304,751
0.1
10,540
Pactiv Evergreen, Inc.
85,690
0.0
38,360
(1)
Perimeter Solutions SA
174,154
0.0
10,010
(1)
Perpetua Resources
Corp.
32,633
0.0
4,398
(1)
Piedmont Lithium, Inc.
174,601
0.0
28,428
(1)(2)
PureCycle
Technologies, Inc.
159,481
0.0
3,379
Quaker Chemical Corp.
540,640
0.1
5,393  Ramaco Resources,
Inc. - Class A
59,269
0.0
11,179
(1)
Ranpak Holdings Corp.
60,814
0.0
15,867
(1)
Rayonier Advanced
Materials, Inc.
56,169
0.0
5,457
Ryerson Holding Corp.
158,744
0.0
6,386  Schnitzer Steel
Industries, Inc. - Class A
177,850
0.0
10,384  Sensient Technologies
Corp.
607,256
0.1
5,266
Stepan Co.
394,792
0.1
29,178
(1)
Summit Materials, Inc. -
Class A
908,603
0.2
21,491
SunCoke Energy, Inc.
218,134
0.0
8,751
Sylvamo Corp.
384,519
0.1
11,245
(1)
TimkenSteel Corp.
244,241
0.1
10,554
TriMas Corp.
261,317
0.1
8,824
Trinseo PLC
72,092
0.0
28,656
Tronox Holdings PLC
385,137
0.1
535  United States Lime &
Minerals, Inc.
107,535
0.0
12,702
Warrior Met Coal, Inc.
648,818
0.1
7,576  Worthington Industries,
Inc.
468,348
0.1
25,093,438
4.5
Real Estate : 6.0%
22,474
Acadia Realty Trust
322,502
0.1
18,953  Alexander & Baldwin,
Inc.
317,084
0.1
574
Alexander's, Inc.
104,600
0.0
13,024  American Assets Trust,
Inc.
253,317
0.1
26,693
(1)
Anywhere Real Estate,
Inc.
171,636
0.0
37,547
(1)
Apartment Investment
and Management Co. -
Class A
255,320
0.1
53,082  Apple Hospitality REIT,
Inc.
814,278
0.2
17,119  Armada Hoffler
Properties, Inc.
175,299
0.0
18,101  Braemar Hotels &
Resorts, Inc.
50,140
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
42,024  Brandywine Realty
Trust
$ 190,789
0.0
45,195  Broadstone Net Lease,
Inc.
646,288
0.1
24,510
CareTrust REIT, Inc.
502,455
0.1
6,999
(2)
CBL & Associates
Properties, Inc.
146,839
0.0
3,947
Centerspace
237,846
0.1
13,292
Chatham Lodging Trust
127,204
0.0
11,012
City Office REIT, Inc.
46,801
0.0
6,659  Community Healthcare
Trust, Inc.
197,772
0.0
72,385
(1)
Compass, Inc. - Class A
209,916
0.0
28,072  COPT Defense
Properties
668,956
0.1
6,602  CTO Realty Growth,
Inc.
107,018
0.0
39,124
(1)
Cushman & Wakefield
PLC
298,125
0.1
52,557  DiamondRock
Hospitality Co.
422,033
0.1
39,580  DigitalBridge Group,
Inc.
695,816
0.1
59,364  Diversified Healthcare
Trust
115,166
0.0
19,979
Douglas Elliman, Inc.
45,153
0.0
40,393
(2)
Douglas Emmett, Inc.
515,415
0.1
22,447  Easterly Government
Properties, Inc.
256,569
0.1
21,674
Elme Communities
295,633
0.1
33,212  Empire State Realty
Trust, Inc. - Class A
267,024
0.1
25,486
Equity Commonwealth
468,178
0.1
35,706  Essential Properties
Realty Trust, Inc.
772,321
0.1
17,042
(2)
eXp World Holdings,
Inc.
276,762
0.1
12,922
(2)
Farmland Partners, Inc.
132,580
0.0
4,716
(1)
Forestar Group, Inc.
127,049
0.0
20,845  Four Corners Property
Trust, Inc.
462,551
0.1
1,889
(1)
FRP Holdings, Inc.
101,949
0.0
10,926
Getty Realty Corp.
302,978
0.1
9,905  Gladstone Commercial
Corp.
120,445
0.0
8,568
Gladstone Land Corp.
121,923
0.0
15,774  Global Medical REIT,
Inc.
141,493
0.0
48,305
Global Net Lease, Inc.
464,211
0.1
6,453  Hersha Hospitality Trust
- Class A
63,627
0.0
32,901  Hudson Pacific
Properties, Inc.
218,792
0.0
54,810  Independence Realty
Trust, Inc.
771,177
0.1
6,877  Innovative Industrial
Properties, Inc.
520,314
0.1
16,772  InvenTrust Properties
Corp.
399,341
0.1
26,127
JBG SMITH Properties
377,796
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
29,216  Kennedy-Wilson
Holdings, Inc.
$ 430,644
0.1
53,745
Kite Realty Group Trust
1,151,218
0.2
68,841
L.P. Industrial Trust
612,685
0.1
9,974
LTC Properties, Inc.
320,465
0.1
53,379
Macerich Co.
582,365
0.1
6,139
Marcus & Millichap, Inc.
180,118
0.0
10,497  National Health
Investors, Inc.
539,126
0.1
15,219
NETSTREIT Corp.
237,112
0.0
34,325  Newmark Group, Inc. -
Class A
220,710
0.0
8,455  NexPoint Diversified
Real Estate Trust
73,643
0.0
6,018  NexPoint Residential
Trust, Inc.
193,659
0.0
12,629  Office Properties
Income Trust
51,779
0.0
4,859  One Liberty Properties,
Inc.
91,689
0.0
133,147
(1)
Opendoor Technologies,
Inc.
351,508
0.1
15,635
Orion Office REIT, Inc.
81,458
0.0
36,325
Outfront Media, Inc.
366,882
0.1
46,685
Paramount Group, Inc.
215,685
0.0
8,900
Peakstone Realty Trust
148,096
0.0
30,207
Pebblebrook Hotel Trust
410,513
0.1
28,840  Phillips Edison & Co.,
Inc.
967,294
0.2
56,364
Physicians Realty Trust
687,077
0.1
31,354  Piedmont Office Realty
Trust, Inc. - Class A
176,209
0.0
10,773  Plymouth Industrial
REIT, Inc.
225,694
0.0
19,474
PotlatchDeltic Corp.
883,925
0.2
5,124  RE/MAX Holdings, Inc.
- Class A
66,305
0.0
26,078
(1)
Redfin Corp.
183,589
0.0
30,104  Retail Opportunity
Investments Corp.
372,687
0.1
39,638
RLJ Lodging Trust
388,056
0.1
4,187  RMR Group, Inc. -
Class A
102,665
0.0
22,030
RPT Realty
232,637
0.0
14,149  Ryman Hospitality
Properties, Inc.
1,178,329
0.2
57,016  Sabra Health Care
REIT, Inc.
794,803
0.2
10,025
(1)
Safehold, Inc.
178,445
0.0
3,541
Saul Centers, Inc.
124,891
0.0
41,382
Service Properties Trust
318,228
0.1
46,834
SITE Centers Corp.
577,463
0.1
15,656
SL Green Realty Corp.
583,969
0.1
8,520
St Joe Co.
462,892
0.1
3,404
(1)
Star Holdings
42,618
0.0
1,583
(1)
Stratus Properties, Inc.
43,374
0.0
27,607  Summit Hotel
Properties, Inc.
160,121
0.0
51,996  Sunstone Hotel
Investors, Inc.
486,163
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
25,183  Tanger Factory Outlet
Centers, Inc.
$ 569,136
0.1
5,983
(1)
Tejon Ranch Co.
97,044
0.0
19,787
Terreno Realty Corp.
1,123,902
0.2
13,618
UMH Properties, Inc.
190,924
0.0
58,149
Uniti Group, Inc.
274,463
0.1
3,478  Universal Health Realty
Income Trust
140,615
0.0
28,950
Urban Edge Properties
441,777
0.1
19,964
Veris Residential, Inc.
329,406
0.1
13,258
Whitestone REIT
127,674
0.0
28,007  Xenia Hotels & Resorts,
Inc.
329,922
0.1
33,422,133
6.0
Utilities : 2.8%
14,058
ALLETE, Inc.
742,262
0.1
16,796
(1)(2)
Altus Power, Inc.
88,179
0.0
9,283  American States Water
Co.
730,386
0.1
2,414  Artesian Resources
Corp. - Class A
101,364
0.0
18,332
Avista Corp.
593,407
0.1
15,977
Black Hills Corp.
808,276
0.1
24,060  Brookfield Infrastructure
Corp. - Class A
850,280
0.2
10,422
(1)
Cadiz, Inc.
34,497
0.0
13,549  California Water Service
Group
641,003
0.1
4,427  Chesapeake Utilities
Corp.
432,739
0.1
4,045  Consolidated Water
Co. Ltd.
115,040
0.0
5,182  Genie Energy Ltd. -
Class B
76,331
0.0
9,151
MGE Energy, Inc.
626,935
0.1
4,402
Middlesex Water Co.
291,633
0.1
16,226
(1)
Montauk Renewables,
Inc.
147,819
0.0
23,711  New Jersey Resources
Corp.
963,378
0.2
9,125  Northwest Natural
Holding Co.
348,210
0.1
14,587
NorthWestern Corp.
701,051
0.1
13,332
ONE Gas, Inc.
910,309
0.2
12,947  Ormat Technologies,
Inc.
905,254
0.2
10,137
Otter Tail Corp.
769,601
0.1
20,903
PNM Resources, Inc.
932,483
0.2
23,020  Portland General
Electric Co.
931,850
0.2
5,736
(1)
Pure Cycle Corp.
55,066
0.0
7,549
SJW Group
453,770
0.1
15,249  Southwest Gas
Holdings, Inc.
921,192
0.2
12,715
Spire, Inc.
719,415
0.1
24,723
(1)(2)
Sunnova Energy
International, Inc.
258,850
0.1
4,222
Unitil Corp.
180,322
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
4,137
York Water Co.
$ 155,096
0.0
15,485,998
2.8
Total Common Stock
(Cost $364,887,477)
550,781,200
98.9
OTHER : —%
Consumer, Non-cyclical : —%
18,294
(1)(3)(4)
The Fresh Market
Holdings, Inc.
—
—
Total Other
(Cost $–)
—
—
RIGHTS : 0.0%
Common Stocks : 0.0%
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
390
(3)(4)
GTX, Inc. Contingent
Rights
—
—
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
5,537
0.0
Health Care : —%
4,590
(3)(4)
Aduro Biotech CVR
—
—
Total Rights
(Cost $800)
5,537
0.0
Total Long-Term
Investments
(Cost $364,888,277)
550,786,737
98.9
Principal
Amount †
SHORT-TERM INVESTMENTS : 4.8%
Repurchase Agreements : 3.8%
1,115,437
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,115,931,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,137,746, due
08/01/28-07/01/53)
1,115,437
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,991,423
(5)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $3,993,168,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$4,071,251, due
05/01/25-03/15/65)
$ 3,991,423
0.7
5,001,598
(5)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $5,003,789,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$5,101,630, due
10/31/23-02/15/53)
5,001,598
0.9
4,094,865
(5)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $4,096,672,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$4,178,631, due
02/15/25-04/20/71)
4,094,865
0.7
2,048,015
(5)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $2,048,914,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$2,088,975, due
10/02/23)
2,048,015
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,103,672
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase
Amount $5,105,929,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$5,205,747, due
07/15/25-02/15/51)
$ 5,103,672
0.9
Total Repurchase
Agreements
(Cost $21,355,010)
21,355,010
3.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.0%
5,251,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $5,251,000) $ 5,251,000 1.0
Total Short-Term
Investments
(Cost $26,606,010)
26,606,010
4.8
Total Investments in
Securities
(Cost $391,494,287) $ 577,392,747 103.7
Liabilities in Excess of
Other Assets (20,675,341) (3.7)
Net Assets $ 556,717,406 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $5,537 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 13,286,147 $ — $ — $ 13,286,147
Consumer Discretionary 57,903,459 — — 57,903,459
Consumer Staples 19,741,178 — — 19,741,178
Energy 46,542,633 — — 46,542,633
Financials 87,592,656 — — 87,592,656
Health Care 81,805,091 — — 81,805,091
Industrials 91,875,948 1,085,806 — 92,961,754
Information Technology 76,946,713 — — 76,946,713
Materials 25,093,438 — — 25,093,438
Real Estate 33,422,133 — — 33,422,133
Utilities 15,485,998 — — 15,485,998
Total Common Stock 549,695,394 1,085,806 — 550,781,200
Other — — — —
Rights — — 5,537 5,537
Short-Term Investments 5,251,000 21,355,010 — 26,606,010
Total Investments, at fair value $ 554,946,394 $ 22,440,816 $ 5,537 $ 577,392,747
Liabilities Table
Other Financial Instruments+
Futures $ (241,875) $ — $ — $ (241,875)
Total Liabilities $ (241,875) $ — $ — $ (241,875)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech CVR 10/6/2020 $ — $ —
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. Contingent Rights 6/10/2019 800 —
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
The Fresh Market Holdings, Inc. 11/14/2022 — —
$ 800 $ 5,537
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 79 12/15/23 $ 7,104,470 $ (241,875)
$ 7,104,470 $ (241,875)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 251,748,393
Gross Unrealized Depreciation (65,849,932)
Net Unrealized Appreciation $ 185,898,461